UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Item 1.	Reports to Stockholders.

February 28, 2019

SEMI-ANNUAL REPORT

SEI Tax Exempt Trust

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Tax-Advantaged Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.5%
Alabama — 1.7%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$745
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	2,000	2,364
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,060
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,815
Birmingham-Jefferson, Civic Center Authority, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,490	2,828
5.000%, 07/01/2036	2,745	3,085
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,908
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,802
5.000%, 09/01/2031	3,140	3,624
5.000%, 09/01/2034	2,000	2,315
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	5,000	5,268
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,387

		34,201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/2020 @ 100
5.250%, 04/01/2023	$3,510	$3,636
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,768

		5,404

Arizona — 3.3%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,714
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,421
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,775
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,662
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	1,915
Arizona State, Salt River Project Agricultural Improvement & Power District, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	7,000	8,455
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,054
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,626
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,500	1,504
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (A)	3,690	3,800

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	$3,930	$4,584
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	698
5.000%, 07/01/2029	250	289
5.000%, 07/01/2030	500	577
5.000%, 07/01/2032	1,095	1,258
Phoenix, Civic Improvement Authority, Junior Lien, Ser Junior LIEN, RB
5.000%, 07/01/2023	2,510	2,854
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	403
5.000%, 07/01/2032	115	129
5.000%, 07/01/2033	355	398
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	985	960
5.000%, 06/15/2052 (B)	845	809
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,194
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2020 (C)	2,000	2,088
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,526
5.250%, 12/01/2026	4,510	5,280
5.000%, 12/01/2032	2,500	2,962
5.000%, 12/01/2037	1,000	1,181
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	980
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (B)	1,200	1,309

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	$1,000	$1,096

		66,501

Arkansas – 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,586
5.000%, 11/01/2034	1,210	1,367
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,789
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,788
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,739

		8,269

California – 8.3%
Alameda Corridor, Transportation Authority, Sub Lien, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2034	1,000	1,114
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (C)	5	6
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,225
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,023
California State, GO
5.000%, 09/01/2021	3,075	3,331
5.000%, 10/01/2024	2,090	2,443
5.000%, 08/01/2026	3,880	4,691
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,900
California State, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	2,786

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	$5,000	$5,890
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	2,968
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,588
5.000%, 09/01/2029	1,500	1,781
5.000%, 09/01/2030	3,395	4,006
California State, GO
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,500	3,050
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,524
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,688
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/2043 (A)	2,500	2,548
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,470
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,072
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,121
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,589
California State, Public Works Board, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,171
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/2023 @ 100
5.000%, 11/01/2024	$2,500	$2,859
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,845
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	757
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,875	4,203
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.250%, 12/01/2043 (B)	875	947
5.000%, 12/01/2033 (B)	390	429
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,444
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,090
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	2,969
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	2,986
5.000%, 08/01/2030	6,500	7,662
5.000%, 08/01/2035	3,000	3,465
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,018
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,361
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,660
5.000%, 06/01/2027	2,875	3,317

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 03/18/2019 @ 19
10.974%, 06/01/2047 (D)	$6,850	$1,092
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	5,518
5.000%, 06/01/2035	7,755	8,589
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,173
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	408
5.000%, 03/01/2022	625	690
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,517
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	955
5.000%, 05/15/2032	500	566
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,826
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,397
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,041
Orange County, Transportation Authority, 91 Express Lanes Toll Road, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,142
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	594
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2026	$1,395	$1,598
San Francisco City & County, Public Utilities Commission, Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	3,685	4,026
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2022	2,900	3,144
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,950
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,048
5.000%, 09/01/2031	1,815	2,105
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,358
University of California, Ser Q, RB
Callable 04/01/2019 @ 100
5.250%, 05/15/2023	180	181

		168,366

Colorado – 2.7%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	407
5.000%, 06/15/2031	500	577
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	7,613
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,564
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,461
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,166
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,381

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	$2,000	$2,359
5.000%, 12/01/2033	4,760	5,561
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,291
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,713
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,575
Denver City & County, School District No. 1, Ser B, COP
Callable 03/01/2021 @ 100
5.000%, 12/01/2031	1,185	1,252
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2032	4,555	4,839
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,139
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	745	790
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (A)	5,000	5,364
University of Colorado, Ser A2, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,240	1,504

		54,556

Connecticut – 1.5%
Connecticut State, Health & Educational Facilities Authority, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	1,230	1,361
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,023
5.000%, 07/01/2036	700	789
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	11,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Ser C, GO
5.000%, 06/15/2026	$2,460	$2,844
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	5,820
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,744
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,215
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,332

		30,225

Delaware – 0.0%
Kent County, Student Housing and Dining Facility, RB
Callable 01/01/2028 @ 100
5.000%, 07/01/2040	440	468

District of Columbia – 0.5%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,380
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,020
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,128
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2033	3,000	3,497

		10,025

Florida – 5.6%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	410	417

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	$1,300	$1,481
5.000%, 10/01/2035	2,000	2,270
Broward County, Airport System Revenue, RB
5.000%, 07/01/2027	2,885	3,521
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,683
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,493
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,184
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	18,608
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A1, RB
5.000%, 06/01/2021	5,000	5,356
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,567
Florida State, Development Finance,
Brightline Passenger Rail Project, AMT, RB
Callable 04/01/2019 @ 105
5.625%, 01/01/2047 (A)(B)	2,355	2,426
Florida State, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	5,456
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,414
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,168
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,722
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (B)	$3,000	$2,983
Gainesville, Utilities System Revenue, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2031	2,000	2,384
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,155
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,898
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (C)	1,870	2,133
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,766
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,049
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,820
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	487
5.000%, 04/01/2031	910	1,025
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,102
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,506
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,779
Orlando Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,083
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,482

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	$1,500	$1,753
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,508

		114,206

Georgia – 3.1%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	2,961
Atlanta, Water & Wastewater Revenue Authority, RB
Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	5,708
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2019 (C)	6,950	7,151
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,449
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,172
5.000%, 07/01/2024	1,075	1,241
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,133
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,357
5.250%, 09/15/2020	3,740	3,921
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,725
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,051
Georgia State, Ser A, GO
Callable 07/01/2028 @ 100
5.000%, 07/01/2030	3,270	4,017
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,780
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,256
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	$1,650	$1,894
5.000%, 07/01/2027	1,390	1,586
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
2.431%, 04/01/2048 (A)	1,865	1,848
Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (A)	4,000	4,269

		63,952

Guam – 0.0%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (C)	750	771

Hawaii – 0.7%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,504
Hawaii State, Ser EH, GO
5.000%, 08/01/2020	4,500	4,712
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,165
4.000%, 01/01/2037	4,500	4,783

		15,164

Idaho – 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	601
4.000%, 04/01/2022	485	517
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,081
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	65

		2,264

Illinois – 7.8%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,250
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,562

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	$1,500	$1,656
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,469
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,496
5.000%, 01/01/2032	5,840	6,500
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	3,914
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,785
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2030	2,840	3,003
5.000%, 12/01/2034	2,840	2,954
Chicago, Board of Education, Special Tax
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	542
5.000%, 04/01/2034	620	670
5.000%, 04/01/2036	445	479
5.000%, 04/01/2037	725	778
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,264
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,287
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,228
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,114
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,720
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,112
5.000%, 11/01/2034	1,500	1,652

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	$5,000	$5,598
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	3,500	3,633
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,547
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (C)	3,310	4,087
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,187
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,573
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,145
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	2,976
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,117
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,163
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,206
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,074

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	$260	$295
5.000%, 02/15/2030	390	436
5.000%, 02/15/2032	265	293
5.000%, 02/15/2037	570	619
Illinois State, GO
4.000%, 02/01/2024	1,585	1,622
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,233
Illinois State, GO
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	6,930	7,365
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,081
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,700
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,801
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,401
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,830
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,201
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,684
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,336
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,268
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,310
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	$2,250	$2,550
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,756
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	273
5.000%, 12/15/2032	255	277
5.000%, 12/15/2033	300	325
5.000%, 12/15/2034	400	432
Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,077
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,212
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,514
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,273

		158,305

Indiana — 1.2%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,075
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,342
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,337
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,366
Indianapolis, Local Public Improvement
Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,358
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,723

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Whiting, Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	$5,000	$5,611

		23,812

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100
5.000%, 08/01/2021 (C)	1,500	1,617

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,018
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,338
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,240	1,316

		9,672

Kentucky — 1.7%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	15,280	16,213
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (A)	17,500	18,771

		34,984

Louisiana — 1.7%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,154
Louisiana State, Highway Improvement, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,309
5.000%, 06/15/2030	1,500	1,709
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	$1,000	$1,010
5.000%, 07/01/2022	1,000	1,101
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 03/21/2019 @ 100
5.500%, 05/15/2028	7,925	7,938
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,070
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,373
5.000%, 01/01/2032	2,100	2,327
5.000%, 01/01/2033	2,100	2,315
New Orleans, Aviation Board, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,464
New Orleans, Aviation Board, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,766
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,094
5.000%, 07/15/2027	1,750	1,915

		34,992

Maryland — 2.3%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2035	1,250	1,383
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 04/01/2019 @ 100
6.200%, 09/01/2022	1,335	1,339
Maryland State, Economic Development Authority, Purple Line Light Rail Project, AMT, RB
Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,070
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	2,820	2,949

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	$2,000	$2,284
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,284
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,041
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,481
5.000%, 07/01/2034	1,065	1,174
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,764
Maryland State, Ser 2, GO
5.000%, 08/01/2022	5,000	5,553
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,901
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,499
Montgomery County, Ser A, GO
5.000%, 11/01/2023	7,000	8,037
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	1,888
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,018

		47,665

Massachusetts — 2.9%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,750	2,979
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,561

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partner Health Care, RB Pre-Refunded @ 100
5.000%, 07/01/2021 (C)	$755	$810
Massachusetts State, Development Finance Agency, Partner Health Care, Ser S, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	1,245	1,332
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2026	2,225	2,554
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,379
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,504
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, RB
5.125%, 01/01/2020 (E)	1,655	1,701
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020 (E)	1,110	1,141
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,883
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,458
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	2,957
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,198
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,440
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,657

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2028	$1,110	$1,223
5.000%, 08/15/2030	6,400	7,025
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,601
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	2,125	2,333
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	6,530
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,589
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,421

		58,276

Michigan — 2.3%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,237
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,585
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,511
5.000%, 07/01/2023	2,500	2,819
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,119
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,849
Michigan State, Finance Authority, Government Loan Project, Ser A, RB, Q-SBLF
5.000%, 05/01/2020	5,000	5,175
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,637
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	$2,000	$2,314
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 03/18/2019 @ 100
6.000%, 06/01/2034	1,140	1,131
Michigan Strategic Fund, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,006
Utica Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	2,928
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,501
5.000%, 12/01/2031	1,800	2,069

		47,948

Minnesota — 1.4%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,485
5.500%, 01/01/2031	1,275	1,356
5.250%, 01/01/2037	2,045	2,087
City of Minneapolis, RB, Health Care System
Callable 02/28/2019 @ 100
1.720%, 11/15/2048 (A)(F)	4,300	4,300
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	358
5.000%, 01/01/2031	300	353
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	222
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	405
5.000%, 10/01/2027	600	689
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,037
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,562
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,584
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (A)	1,535	1,644

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	$1,115	$1,281
5.000%, 05/01/2031	695	792
University of Minnesota, Ser A, RB
Pre-Refunded @ 100
5.250%, 12/01/2020 (C)	1,370	1,456

		27,611

Mississippi — 0.1%
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
Callable 03/01/2019 @ 100
1.690%, 11/01/2035 (A)	1,000	1,000
Mississippi State, Business Finance, Ser G, RB
Callable 03/01/2019 @ 100
1.690%, 12/01/2030 (A)	450	450
West Rankin, Utility Authority, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	1,100	1,259

		2,709

Missouri — 1.9%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	8,611
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	236
4.375%, 02/01/2031 (B)	600	604
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,188
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,551
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,343
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	$3,425	$3,863
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,280
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,090
5.000%, 01/01/2028	1,400	1,577
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	5,988
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,550
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,520

		39,558

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,186

Nebraska — 1.4%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,268
5.000%, 09/01/2034	1,000	1,159
5.000%, 09/01/2035	2,840	3,291
5.000%, 09/01/2036	3,140	3,638
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,160
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	1,000	1,179
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,207

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	$1,500	$1,786
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	4,015	4,266

		27,954

Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,866
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	2,831
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,370
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	5,950
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	678
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	461

		15,156

New Jersey — 4.6%
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	3,884
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,309
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (C)	1,450	1,517
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,170
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,500	1,676

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 06/15/2019 @ 100
5.500%, 12/15/2029	$1,000	$1,009
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Pre-Refunded @ 100
5.500%, 06/15/2019 (C)	2,020	2,042
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,919
5.000%, 03/01/2028	1,250	1,337
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,111
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,220
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,370
5.000%, 06/15/2026	3,020	3,372
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	941
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,540
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,719
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,209
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	11,150

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	$2,775	$2,810
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,262
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	3,585	4,000
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,284
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,438
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,573
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,237
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,478
5.000%, 01/01/2032	6,000	7,057
5.000%, 01/01/2033	350	410
Rutgers University, Ser J, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,694
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	318
5.000%, 01/01/2033	425	472
5.000%, 01/01/2034	570	630
5.000%, 01/01/2035	570	627
5.000%, 01/01/2036	570	624
5.000%, 01/01/2037	570	620

		94,029

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	$1,130	$1,297

New York — 7.7%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.500%, 01/15/2020 (C)	3,500	3,650
Build NYC Resource, Pratt Paper Project, AMT, RB
3.750%, 01/01/2020 (B)	775	782
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	291
5.000%, 09/01/2034	1,000	1,157
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,669
Metropolitan New York, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/15/2024 (C)	3,000	3,505
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,687
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	5,752
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,609
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,110
Nassau County, Tobacco Settlement, RB
Callable 03/18/2019 @ 100
5.125%, 06/01/2046	720	683
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 04/01/2019 @ 100
6.500%, 12/01/2028	3,500	3,652
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,241

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	$2,325	$2,548
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,218
New York City, Ser B-1, GO
Callable 10/01/2027 @ 100
4.000%, 10/01/2041	2,000	2,077
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	4,770
5.000%, 08/01/2023	1,315	1,497
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,718
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,728
New York City, Ser I, GO
Callable 02/28/2019 @ 100
1.680%, 04/01/2036 (A)(F)	5,000	5,000
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,261
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,878
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,319
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2024	2,250	2,387
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,691
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,805
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,399
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB
Callable 08/01/2023 @ 100
5.000%, 08/01/2033	2,000	2,233

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2029	$1,500	$1,719
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	270
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2023	610	667
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,316
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	985
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	2,135	2,289
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,209
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	5,000	5,958
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,814
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,882
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,068
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,318
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	2,000	2,147

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	$3,500	$3,518
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,175
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,370
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,748
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,467
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	4,000	4,537
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2020	6,750	6,921
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,772
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,895
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,102
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB
Callable 06/03/2019 @ 100
2.031%, 01/01/2033 (A)	5,000	5,002
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	592
5.000%, 06/01/2031	525	587
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,189

		155,834

North Carolina — 0.9%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,837
5.000%, 07/01/2027	1,500	1,832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	$2,500	$2,805
North Carolina State, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 05/01/2020 (C)	1,125	1,168
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,521
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,323
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,233

		18,719

Ohio — 1.6%
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,653
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,405
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,208
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,113
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,646
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,178
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,465
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,164
Ohio State, Higher Educational Facility Commission, Cleveland Health System Project, RB
Callable 02/28/2019 @ 100
1.670%, 01/01/2039 (A)	1,000	1,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	$1,250	$1,496
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	1,000	1,064
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,796

		33,188

Oklahoma — 0.2%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	2,754
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (A)	1,285	1,389

		4,143

Oregon — 1.1%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB Pre-Refunded @ 100
5.250%, 04/01/2019 (C)	3,000	3,008
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,497
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,837
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,150
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,820
Oregon State, Property Tax, Ser J, GO Pre-Refunded @ 100
5.000%, 05/01/2021 (C)	3,755	4,023
Oregon State, Ser A, GO
5.000%, 05/01/2028	5,400	6,704

		23,039

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania — 5.7%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	$5,000	$5,822
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,331
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	1,500	1,579
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,455
Berks County, Municipal Authority, RB Pre-Refunded @ 100
5.250%, 11/01/2019 (C)	1,465	1,499
Berks County, Municipal Authority, RB
Callable 11/01/2019 @ 100
5.250%, 11/01/2024	1,470	1,503
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,118
City of Philadelphia, Pennsylvania Airport Revenue, Ser A, AMT, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2027	1,680	1,780
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,923
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	3,987
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
2.270%, 09/01/2048 (A)	10,000	10,000
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	780
5.000%, 07/01/2034	875	922
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	588
5.000%, 07/01/2032	560	585

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, United Zion Retirement Community, RB
Callable 06/01/2027 @ 100
5.000%, 12/01/2032	$250	$254
5.000%, 12/01/2037	820	825
5.000%, 12/01/2047	2,015	2,012
4.500%, 12/01/2029	665	660
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,336
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,031
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,244
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	4,860
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,904
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Pre-Refunded @ 100
6.250%, 10/15/2019 (C)	1,215	1,248
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,564
5.000%, 09/15/2026	2,500	2,970
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	160	171
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Pre-Refunded @ 100
5.250%, 05/01/2021 (C)	2,520	2,710
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	2,000	2,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	$5,000	$5,747
Pennsylvania State, Turnpike Commission, Ser A1, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	750	859
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,395
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,749
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,449
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	6,850
5.000%, 12/01/2035	1,000	1,132
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,148
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,117
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2036	2,000	2,243
Philadelphia, School District, Ser F, GO Pre-Refunded @ 100
5.000%, 09/01/2026 (C)	25	30
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,905
5.000%, 09/01/2030	7,975	9,070
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,205

		116,584

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	$1,405	$1,643

South Carolina — 1.6%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,480
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,833
Greenville County, School District, RB
5.500%, 12/01/2019	13,175	13,551
South Carolina Jobs, Economic Development Authority, Ser A
Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (B)	1,870	2,000
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,696
5.000%, 07/01/2030	1,500	1,776
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,144
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,306

		31,786

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	962
5.000%, 11/01/2028	900	1,037

		1,999

Tennessee — 1.0%
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	$1,890	$2,016
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2020	1,100	1,149
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,458
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,287
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (A)	5,000	5,292
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,977

		20,431

Texas — 12.9%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,282
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	1,000	1,132
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,787
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,618
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	5,858
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,516
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,730
5.000%, 08/15/2033	6,500	7,051
City of Houston, Ser A, RB
5.000%, 03/01/2025	3,070	3,590

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	$1,050	$1,204
Conroe, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2020 (C)	430	444
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2020 @ 100
5.000%, 02/15/2026	1,655	1,705
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	7,874
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,223
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 04/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,503
Dallas, GO
5.000%, 02/15/2026	4,400	5,242
Dallas, Independent School District, GO, PSF-GTD
5.000%, 02/15/2036 (A)	2,165	2,358
Dallas, Independent School District, GO, PSF-GTD Pre-Refunded @ 100
5.000%, 02/15/2022 (A)(C)	40	44
Dallas, Independent School District, Ser S, GO, PSF-GTD Pre-Refunded @ 100
5.000%, 02/15/2022 (A)(C)	520	569
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,564
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,695
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,779
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	4,050	4,611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	$1,975	$2,258
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,082
5.000%, 11/15/2022	1,050	1,166
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,504
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,841
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,636
5.000%, 11/15/2030	3,310	3,738
Harris County, Metropolitan Transit Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	5,660	6,148
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,286
Harris County, Toll Road Authority, Ser A, RB
Callable 02/15/2028 @ 100
5.000%, 08/15/2031	2,440	2,898
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2027	6,000	6,560
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,500
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	1,500	1,748
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,654
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	2,954

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2029	$3,000	$3,247
Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,148
5.000%, 11/01/2031	1,250	1,423
5.000%, 11/01/2032	2,500	2,838
5.000%, 11/01/2033	1,175	1,330
5.000%, 11/01/2034	1,000	1,127
5.000%, 11/01/2035	1,000	1,124
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,143
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	1,939
North Texas Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,073
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2022	5,000	5,557
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,654
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,657
5.000%, 01/01/2034	4,785	5,348
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,619
5.000%, 01/01/2033	995	1,131
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	2,867
5.000%, 01/01/2035	1,000	1,142
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,030
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,186
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,979

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	$1,500	$1,697
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,071
5.000%, 05/15/2022	500	551
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,718
Texas State, GO
5.000%, 04/01/2026	3,800	4,566
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	4,901
5.000%, 04/01/2029	3,000	3,416
Texas State, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,123
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,889
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	1,874
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB
Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,321
Texas State, Ser A, GO
5.000%, 10/01/2027	1,130	1,385
Texas State, Texas A&M University, Revenue Financing System, Ser 2017E, RB
Callable 05/15/2027 @ 100
5.000%, 05/15/2034	1,665	1,941
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	3,002
5.000%, 05/15/2026	2,500	3,011
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,304
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,544
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,141

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	$1,000	$1,179
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,028
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,045	5,369
5.000%, 02/15/2021 (E)	105	111
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,518
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,955
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,647
West Travis County, Public Utility Agency, RB Pre-Refunded @ 100
5.000%, 08/15/2021 (C)	1,000	1,078

		263,254

Utah — 0.6%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	5,679
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,733
Utah County, IHC Health Services, RB
Callable 05/15/2028 @ 100
5.000%, 05/15/2036	2,000	2,320
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,861

		11,593

Virginia — 1.7%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/2019 @ 100
5.000%, 05/01/2023	975	979
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,662

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	$1,220	$1,244
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,257
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,015
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	2,000	2,128
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	5,938
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	2,000	2,061
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,568
Virginia State, Tobacco Settlement Financing, Sub-Ser C-1ST, RB
Callable 03/18/2019 @ 21
11.835%, 06/01/2047 (D)	41,470	3,996
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,695

		34,543

Washington — 3.5%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,064
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,663
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,073
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,740
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,676
Seattle, Municipal Light & Power Revenue, Ser A, RB Pre-Refunded @ 100
5.000%, 02/01/2021 (C)	1,455	1,548

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Seattle, Municipal Light & Power Revenue, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	$1,230	$1,307
Washington State, Convention Center Public Facilities District, Sub-Ser, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,000	2,316
5.000%, 07/01/2035	2,000	2,307
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	2,000	2,088
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,733
Washington State, GO
5.000%, 07/01/2023	5,000	5,682
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2019	2,520	2,548
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,901
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	8,759
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,116
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,234
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	5,895
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,512
5.000%, 06/01/2022	2,700	2,917

		71,079

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	$1,250	$1,494
5.000%, 06/01/2032	1,510	1,794
5.000%, 06/01/2034	1,000	1,178
5.000%, 06/01/2035	1,005	1,179

		5,645

Wisconsin — 1.5%
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	4,908
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,403
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,106
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,270
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,865
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	700	713
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,000	1,051
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	1,390	1,562
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,519

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	$6,880	$7,742
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	605	643
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	2,095	2,205

		29,987

Total Municipal Bonds (Cost $1,981,829) ($ Thousands)		2,024,610

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	1,898,971	1,899

Total Cash Equivalent (Cost $1,899) ($ Thousands)		1,899

Total Investments in Securities — 99.6% (Cost $1,983,728) ($ Thousands)		$2,026,509

Percentages are based on Net Assets of $2,034,623 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security (see Note 4).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $26,972 ($ Thousands), representing 1.3% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Security is escrowed to maturity.
(F)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

SA — Special Assessment

Ser — Series

TA — Tax Allocation

TSASC — Tobacco Settlement Asset Securitization Corporation

The following is a list of the level of inputs used as of February 28, 2019 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$2,024,610	$–	$2,024,610
Cash Equivalent	1,899	–	–	1,899

Total Investments in Securities	$1,899	$2,024,610	$–	$2,026,509

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$—	$113,030	$(111,131)	$1,899		$44

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Short Duration Municipal Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.8%
Alabama — 3.4%
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
2.581%, 12/01/2048 (A)	$12,500	$12,237
Black Belt, Energy Gas District, Ser A
Callable 03/01/2021 @ 101
4.000%, 07/01/2046 (A)	5,000	5,180
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	2,965	3,119
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/2019 @ 100
1.850%, 08/01/2037 (A)	2,000	2,000
Jefferson County, Ser C, GO
Callable 04/01/2019 @ 102
4.900%, 04/01/2021	200	204
Southeast Alabama, Gas Supply District, LIBOR Project, Ser B, RB
Callable 03/01/2024 @ 100
2.531%, 06/01/2049 (A)	18,000	17,740
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
2.390%, 04/01/2049 (A)	3,500	3,499

		43,979

Alaska — 0.3%
Matanuska-Susitna Borough, Goose Creek
Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,049
North Slope Borough, Ser A, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	1,800	1,935

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Slope Borough, Ser B, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	$1,140	$1,225

		4,209

Arizona — 1.4%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,286
La Paz County, Excise Tax Refunding Judgment, RB, AGM
Callable 04/01/2019 @ 100
1.350%, 07/01/2019	1,610	1,605
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 06/01/2019 @ 102
3.375%, 12/01/2031 (A)	3,815	3,883
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,701
Phoenix, Civic Improvement, Ser A, RB
5.000%, 07/01/2020	2,800	2,921
Phoenix-Mesa, Gateway Airport Authority, AMT, RB
4.000%, 07/01/2021	530	553
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
Callable 03/05/2019 @ 100
1.930%, 09/01/2045 (A)	1,475	1,475

		18,424

California — 3.0%
California State, Department of Water Resources, Central Project Water System, Ser AT, RB
Callable 06/01/2022 @ 100
2.110%, 12/01/2035 (A)	4,750	4,745
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB
Callable 02/01/2021 @ 100
2.115%, 08/01/2047 (A)	1,500	1,501
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB
Callable 01/01/2021 @ 100
1.956%, 10/01/2047 (A)	2,130	2,128

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
Callable 01/01/2020 @ 100
2.285%, 04/01/2038 (A)	$2,000	$2,005
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB
Callable 06/01/2020 @ 100
2.090%, 10/01/2045 (A)	2,000	1,998
California State, Municipal Finance Authority, Ser A, RB
2.000%, 02/01/2039 (A)(B)	8,000	8,018
California State, Ser B, GO
Callable 06/01/2021 @ 100
2.520%, 12/01/2031 (A)	1,800	1,813
California State, Statewide Communities Development Authority, Ser D, RB
1.810%, 07/01/2041 (A)	575	575
Los Angeles, Department of Airports, Sub-Ser A, AMT, RB
5.000%, 05/15/2022	1,100	1,207
Los Angeles, Multi-Family Housing, Jordan Downs Phase 1B Apartments, RB
Callable 01/01/2021 @ 100
2.080%, 01/01/2022 (A)	2,800	2,812
Nuveen, California AMT-Free Quality Municipal Income Fund, RB
Callable 02/28/2019 @ 100
2.040%, 10/01/2047 (A)(B)	4,000	4,000
Southern California, Public Power Authority, Magnolia Power Project, Ser 1, RB
Callable 04/01/2020 @ 100
2.000%, 07/01/2036 (A)	7,380	7,389
Washington Township, Health Care District, Ser B, RB
5.000%, 07/01/2019	300	303

		38,494

Colorado — 0.8%
Colorado State, Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project, RB
5.000%, 06/01/2019	950	956
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass- Through, Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	1,000
Colorado State, Housing & Finance Authority, South Range, Crossings Project, RB
2.150%, 01/01/2038 (A)	1,050	1,052

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
E-470, Public Highway Authority, RB
Callable 03/21/2019 @ 100
2.568%, 09/01/2039 (A)	$2,000	$2,000
E-470, Public Highway Authority, RB
Callable 09/01/2020 @ 100
2.089%, 09/01/2039 (A)	750	750
Park Creek, Metropolitan District, RB
4.000%, 12/01/2019	350	355
University of Colorado, Hospital Authority, RB
Callable 09/01/2019 @ 100
4.000%, 11/15/2047 (A)	4,000	4,039

		10,152

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042 (A)	3,000	2,992
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	550
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,329
Connecticut State, Ser C, GO
5.000%, 06/15/2021	1,370	1,464
Connecticut State, Ser D, GO
2.660%, 09/15/2019 (A)	700	702
Connecticut State, Ser F, GO
5.000%, 11/15/2020	500	527
Connecticut State, Ser G, GO
5.000%, 11/01/2020	900	947
Connecticut State, SIFMA Index Project, Ser A, GO
2.730%, 03/01/2025 (A)	1,815	1,826
2.690%, 03/01/2024 (A)	985	990
2.640%, 03/01/2023 (A)	1,000	1,005
2.390%, 03/01/2020 (A)	1,125	1,127
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser A, RB
5.000%, 08/01/2019	3,415	3,461
Hartford County, Metropolitan District, Ser A, GO
5.000%, 07/15/2019	290	293
5.000%, 02/01/2021	565	599
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,040
2.000%, 05/01/2020	400	401
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,041

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Connecticut, Ser A, RB
5.000%, 02/15/2020	$1,000	$1,030

		21,324

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	822
4.000%, 06/01/2019	885	889

		1,711

District of Columbia — 0.2%
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
2.130%, 06/01/2021 (A)	2,000	2,007

Florida — 3.3%
Citizens Property Insurance, Ser A1, RB
5.000%, 06/01/2020	4,220	4,387
Citizens Property Insurance, Ser A1, RB
Callable 12/01/2019 @ 100
5.000%, 06/01/2020	1,140	1,167
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,750	3,704
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A1, RB
5.000%, 06/01/2021	1,830	1,960
Highlands County, Health Facilities Authority, RB
Callable 02/28/2019 @ 100
1.730%, 11/15/2037 (A)	4,350	4,350
Jacksonville, Housing Finance Authority, Desert Silver Project, RB
2.250%, 12/01/2021 (A)	7,250	7,271
Jacksonville, Ser B, RB
5.000%, 10/01/2021	4,205	4,538
Manatee County, Pollution Control, Florida Power and Light, RB
Callable 02/28/2019 @ 100
1.730%, 09/01/2024 (A)	1,600	1,600
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
1.780%, 08/01/2019 (A)	2,000	2,000
Orange County, Housing Finance Authority, Citrus Square Apartments, Ser C, RB
2.000%, 01/01/2021 (A)	2,500	2,501
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	1,575	1,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	$2,630	$2,705
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	2,876
St. Lucie County, School Board, TAN
3.000%, 06/28/2019	2,000	2,008

		42,672

Georgia — 5.9%
Atlanta, Urban Residential Finance Authority, Bethel Towers Apartments Project, RB
Callable 07/01/2020 @ 100
2.070%, 07/01/2021 (A)	3,000	3,006
Atlanta, Urban Residential Finance Authority, Wheat Street Towers Project, RB
Callable 03/21/2019 @ 100
1.400%, 05/01/2020 (A)	3,750	3,748
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
2.400%, 01/01/2040 (A)	2,345	2,340
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	4,000	4,000
1.850%, 12/01/2049 (A)	7,615	7,605
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	19,000	19,150
DeKalb County, Housing Authority, Sterling At Candler Village Project, RB
Callable 03/21/2019 @ 100
2.150%, 01/01/2021 (A)	1,570	1,571
Fulton County, Development Housing Authority, The Residences at Maggie Capitol Project, RB
Callable 03/01/2020 @ 100
2.000%, 03/01/2021 (A)	1,000	1,001
Macon-Bibb County, Housing Authority, RB
Callable 04/01/2020 @ 100
2.040%, 04/01/2021 (A)	3,000	3,005
Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
2.310%, 08/01/2048 (A)	2,500	2,486
Monroe County, Development Authority, Gulf Power Plant Project, RB
2.000%, 09/01/2037 (A)	1,500	1,489
Monroe County, Development Authority, Gulf Power Plant Scherer Project, RB
1.400%, 06/01/2049 (A)	3,320	3,307

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Savannah, Housing Authority, Chatham Parkway Apartments Project, RB
Callable 08/01/2020 @ 100
2.000%, 08/01/2021 (A)	$1,410	$1,409
Valdosta, Housing Authority, Brown Rural Development Portfolio Project, RB
Callable 12/01/2020 @ 100
2.250%, 12/01/2021 (A)	14,695	14,750
Waleska, Downtown Development Authority, Reinhardt University Project, RAN
Callable 04/01/2019 @ 100
2.000%, 08/01/2019	7,000	6,996

		75,863

Hawaii — 1.6%
Hawaii State, Airports System Revenue, AMT, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2023	1,500	1,607
Hawaii State, Harbor System Revenue, Ser B, AMT, RB
Callable 07/01/2020 @ 100
5.500%, 07/01/2021	2,095	2,191
Honolulu City & County, Rail Transit Project, GO
Callable 03/18/2019 @ 100
2.060%, 09/01/2025 (A)	1,250	1,250
2.040%, 09/01/2022 (A)	7,500	7,498
2.040%, 09/01/2023 (A)	8,500	8,498

		21,044

Illinois — 7.0%
Bolingbrook Village, Special Taxes, RB
4.000%, 03/01/2020	500	509
4.000%, 03/01/2021	1,000	1,037
Brookfield Village, Brookfield Zoo Project, RB
Callable 02/28/2019 @ 100
1.740%, 06/01/2038 (A)(C)	200	200
Chicago, O’Hare International Airport, Ser C, RB
5.000%, 01/01/2020	3,000	3,082
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	1,990	2,012
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,830
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	33
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2020	1,000	1,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Water Revenue Board, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2023	$3,000	$3,130
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2019	5,610	5,720
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2020	710	744
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,047
Cook County, High School District No. 214 Arlington Heights, GO
2.000%, 12/01/2019	1,455	1,459
Cook County, Ser A, GO
5.000%, 11/15/2019	2,465	2,518
Illinois State, Educational Facilities Authority, University of Chicago Project, Ser B1, RB
1.800%, 07/01/2036 (A)	1,850	1,849
Illinois State, Educational Facilities Authority, University of Chicago, Ser B, RB
1.875%, 07/01/2025 (A)	1,000	1,001
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	479
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	423
Illinois State, Finance Authority, Noble Network Charter School Project, RB
5.000%, 09/01/2020	920	954
Illinois State, Finance Authority, Ser A, RB
5.250%, 03/01/2019	250	250
Illinois State, Finance Authority, Silver Cross Hospital and Medical Centers Project, RB Pre-Refunded @ 100
7.000%, 08/15/2019 (D)	3,120	3,193
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	950	984
5.000%, 08/15/2021	400	423
Illinois State, GO
5.000%, 07/01/2019	3,990	4,026
5.000%, 08/01/2019	3,255	3,291
5.000%, 02/01/2020	13,710	14,017
4.000%, 02/01/2021	1,350	1,382
Illinois State, Highway Authority Toll Refunding, Ser A-2, RB, AGM
Callable 02/28/2019 @ 100
1.760%, 01/01/2031 (A)	1,485	1,485
Illinois State, RB
5.000%, 06/15/2019	2,125	2,141

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, RB, NATL
5.750%, 06/15/2019	$575	$581
Illinois State, Sales Tax Revenue, Junior Lien, RB
5.000%, 06/15/2020	1,000	1,031
Illinois State, Ser B, GO
5.250%, 01/01/2020	3,475	3,553
5.000%, 10/01/2021	2,500	2,639
Illinois State, Ser B, RB
5.000%, 06/15/2019	500	504
Illinois State, Ser B, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	920	928
Illinois State, Ser D, GO
5.000%, 11/01/2020	2,500	2,599
5.000%, 11/01/2021	4,560	4,821
5.000%, 11/01/2022	3,000	3,207
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	2,985	3,242
Lake County, Forest Preserve District, Ser A, GO
2.348%, 12/15/2020 (A)	260	260
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.050%, 01/01/2021 (E)(F)	1,555	1,504
2.050%, 01/01/2021 (F)	1,195	1,144
Peoria County, Ser A, GO
Callable 02/28/2019 @ 100
2.050%, 01/01/2031 (A)	1,585	1,585
Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	1,840	1,995
University of Illinois, Ser B, RB
5.000%, 04/01/2020	525	538

		90,375

Indiana — 2.3%
Carmel, Redevelopment Authority, Performing Arts Center Project, RB
1.850%, 02/01/2020 (F)	1,000	983
Hammond, Local Public Improvement Bond Bank, RAN
3.000%, 06/30/2019	1,500	1,504
Indiana Bond Bank, RAN
Callable 07/08/2019 @ 100
4.000%, 01/03/2020	2,000	2,015
Indiana State, Finance Authority, Parkview Health System Project, RB
Callable 02/28/2019 @ 100
1.720%, 11/01/2039 (A)(C)	2,700	2,700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
2.100%, 05/01/2028 (A)	$1,500	$1,500
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
1.350%, 11/01/2027 (A)	1,665	1,650
Indiana State, Health Facility Financing Authority, Sub-Ser, RB
1.375%, 10/01/2027 (A)	1,430	1,420
Indiana State, Health Facility Financing Authority, Sub-Ser, RB Pre-Refunded @ 100
1.375%, 05/01/2020 (A)(D)	30	30
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,500	1,504
Jay County, Building First Mortgage, Ser 2009, RB
3.750%, 07/15/2019 (E)	210	211
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,475	3,464
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	729
5.000%, 04/01/2021	740	783
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
Callable 06/03/2019 @ 100
2.490%, 12/01/2044 (A)	8,815	8,822
Whiting, Industry Environmental Facilities, BP Products North America Project, RB
1.850%, 06/01/2044 (A)	3,070	3,067

		30,382

Iowa — 0.3%
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 02/28/2019 @ 100
2.170%, 04/01/2022 (A)(C)	1,300	1,300
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
Callable 11/02/2020 @ 100
2.040%, 07/01/2047 (A)	2,000	1,997

		3,297

Kansas — 0.3%
Kansas State, Department of Transportation State, Ser C3, RB
2.156%, 09/01/2023 (A)	3,700	3,698

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Kentucky — 2.9%
Carroll County, Pollution Control Authority, Kentucky Utilities Project, RB
1.050%, 09/01/2042 (A)	$10,000	$9,955
Kentucky State, Housing Authority, Parkway Manor Project, RB
1.450%, 03/01/2020 (A)	1,625	1,625
Kentucky State, Property & Building Commission Project No. 100, Ser A, RB
5.000%, 08/01/2020	1,100	1,148
Kentucky State, Public Energy Authority, Ser A-1, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,013
Kentucky State, Public Energy Authority, Ser C-1, RB
4.000%, 06/01/2020	650	664
4.000%, 12/01/2020	1,000	1,029
4.000%, 06/01/2021	1,000	1,036
4.000%, 12/01/2021	1,495	1,560
4.000%, 06/01/2022	1,430	1,500
4.000%, 12/01/2022	2,000	2,112
Kentucky State, Rural Water Finance, Ser E1, RAN
Callable 09/01/2019 @ 100
2.250%, 03/01/2020	3,000	3,005
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.250%, 06/01/2033 (A)	4,000	3,993
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
Callable 08/01/2019 @ 100
2.200%, 02/01/2035 (A)	1,300	1,301

		36,941

Louisiana — 0.2%
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	1,000	992
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,055

		2,047

Maryland — 0.7%
Maryland State, Community Development Administration, Multi-Family Mortgage Revenue, Zions Towers Project, Ser A, RB, FHA
2.440%, 03/01/2020	2,000	2,000
Maryland State, Ser B, GO
5.000%, 08/01/2020	4,250	4,451

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Ser B, GO
Pre-Refunded @ 100
4.000%, 03/15/2020 (D)	$2,080	$2,131

		8,582

Massachusetts — 2.6%
Commonwealth of Massachusetts, Ser C, GO
5.000%, 10/01/2022	1,040	1,161
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2020	850	884
5.000%, 07/01/2021	400	427
5.000%, 07/01/2022	400	437
Massachusetts State, Development Finance Agency, Ser S-1, RB
5.000%, 10/01/2020	3,320	3,444
5.000%, 10/01/2021	3,490	3,723
5.000%, 10/01/2022	2,195	2,406
5.000%, 10/01/2023	2,400	2,690
Massachusetts State, Development Finance Agency, UMass Memorial Healthcare Project, Ser I, RB
5.000%, 07/01/2019	575	581
Massachusetts State, Development Finance Authority, Ser A, RB
5.000%, 07/01/2023	725	808
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	384
3.000%, 07/01/2019	225	226
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB
Callable 02/28/2019 @ 100
1.580%, 11/01/2049 (A)	600	600
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB
Callable 07/01/2019 @ 100
2.000%, 07/01/2020 (C)	4,750	4,749
Massachusetts State, Housing Finance Agency, RB
2.400%, 12/01/2023 (A)	2,225	2,242
Massachusetts State, Housing Finance Agency, RB
Callable 06/01/2020 @ 100
2.400%, 06/01/2021 (A)	4,000	4,019
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,445
Massachusetts State, Ser C, RAN
4.000%, 06/20/2019	3,000	3,021

		33,247

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Michigan — 2.2%
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	$600	$652
5.000%, 07/01/2023	420	465
Michigan State, Building Authority, Ser I-A, RB
Callable 10/15/2021 @ 100
5.000%, 10/15/2023	1,060	1,147
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046 (A)	2,000	1,993
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	525	536
5.000%, 11/15/2020	530	557
Michigan State, Finance Authority, State Aid Withholding Revenue Notes, Ser A1, RB
4.000%, 08/20/2019	2,000	2,020
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,137
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027 (A)	1,550	1,542
Michigan State, Hospital Finance Authority, Ascension Health Credit Group, RB
Callable 11/15/2019 @ 100
5.000%, 11/15/2020	2,000	2,048
5.000%, 11/15/2021	2,750	2,809
Michigan State, Strategic Fund, Detroit Edison Project, RB
1.450%, 08/01/2029 (A)	3,400	3,293
Michigan State, Strategic Fund, RB
7.000%, 05/01/2021	2,000	2,202
Southfield, Public Schools, RB, Q-SBLF
5.000%, 05/01/2019	900	905
University of Michigan, RB
Callable 10/01/2021 @ 100
1.700%, 04/01/2033 (A)	2,000	1,992
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2022	2,000	2,159

		28,457

Minnesota — 1.0%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	516
4.000%, 01/01/2022	555	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maple Grove, Health Care Facilities, Maple Grove Hospital Project, RB
3.000%, 05/01/2019	$2,000	$2,003
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Health Care Facilities, RB, AGM
Callable 02/28/2019 @ 100
1.550%, 08/15/2034 (A)	125	125
Minneapolis, Riverside Homes Project, Ser A, RB
Callable 11/01/2019 @ 100
2.400%, 11/01/2021 (A)	1,250	1,254
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	370	369
Minnesota State, Rural Water Finance Authority, RB
Callable 02/01/2020 @ 100
2.000%, 08/01/2020	4,890	4,894
Minnesota State, Trunk Highway Project, Ser E, GO
Callable 08/01/2020 @ 100
5.000%, 08/01/2022	3,205	3,355

		13,097

Mississippi — 0.9%
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser CO, RB
6.800%, 04/01/2022	500	557
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
Callable 03/01/2019 @ 100
1.690%, 12/01/2030 (A)	2,300	2,300
Mississippi State, Business Finance, Chevron USA Project, Ser D, RB
Callable 03/01/2019 @ 100
1.690%, 11/01/2035 (A)	860	860
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 05/01/2019 @ 100
2.220%, 05/01/2037 (A)	4,265	4,267
Mississippi State, Business Finance, Ser G, RB
Callable 03/01/2019 @ 100
1.690%, 12/01/2030 (A)	2,025	2,025
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	494

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2019	$1,650	$1,654

		12,157

Missouri — 0.4%
Kansas City, Industrial Development Authority, Gotham Apartments Project, RB
Callable 08/01/2019 @ 100
1.810%, 02/01/2021 (A)	1,000	1,000
Springfield, Ser B, AMT, RB
5.000%, 07/01/2019	2,940	2,969
St. Louis, Airport Revenue, Ser B, AMT, RB, AGM
4.000%, 07/01/2019	1,000	1,007

		4,976

Nebraska — 0.0%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	537

Nevada — 0.1%
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,746

New Hampshire — 0.4%
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	600	609
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, RB
Callable 02/28/2019 @ 100
1.630%, 06/01/2023 (A)	4,800	4,800

		5,409

New Jersey — 9.2%
Borough of Englewood Cliffs, BAN
2.300%, 02/21/2020	4,504	4,516
Borough of Upper Saddle River, BAN
2.500%, 02/14/2020	6,695	6,725
Burlington County, Bridge Commission, Revenue Notes, Ser C, RB
3.250%, 11/26/2019	1,975	1,997
Cedar Grove Township, BAN
2.500%, 07/18/2019	4,055	4,061
Evesham Township, Ser B, GO
3.000%, 05/09/2019	1,000	1,002
Ewing Township, BAN
3.000%, 06/07/2019	3,664	3,674

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Greenwich Township, BAN
3.250%, 10/10/2019	$2,154	$2,169
Millburn Township
2.750%, 01/30/2020	2,608	2,624
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.250%, 09/01/2019	540	549
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
2.990%, 09/01/2025 (A)	4,500	4,423
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,500	3,678
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	5,000	5,101
New Jersey State, Economic Development Authority, Sub-Ser A, RB
5.000%, 05/01/2019	1,000	1,005
New Jersey State, Enviromental Infrastructure Bank, RB
5.000%, 09/01/2022	1,055	1,176
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2019	1,000	1,023
5.000%, 12/01/2020	1,500	1,574
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 06/01/2019	1,075	1,083
New Jersey State, Housing & Mortgage Finance Agency, Camden Townhouses Project, Ser F, RB
Callable 03/21/2019 @ 100
1.900%, 02/01/2020 (A)	2,500	2,500
New Jersey State, Housing & Mortgage Finance Agency, Garden Spires Project, Ser A, RB
Callable 08/01/2020 @ 100
2.020%, 08/01/2021 (A)	8,370	8,398
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 10/01/2020 @ 100
2.450%, 10/01/2021 (A)	6,135	6,183
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 04/01/2020	1,120	1,142
4.000%, 10/01/2020	1,290	1,327
4.000%, 04/01/2021	1,405	1,454

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 09/01/2020	$1,000	$1,040
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2019	16,630	16,773
5.000%, 06/15/2020	1,990	2,063
4.000%, 06/15/2019	1,290	1,298
4.000%, 06/15/2020	505	517
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2020	2,360	2,493
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	1,730	1,881
New Jersey State, Turnpike Authority, Ser C3, RB
2.356%, 01/01/2023 (A)	5,000	5,035
New Jersey State, Turnpike Authority, Ser C5, RB
Callable 07/01/2020 @ 100
2.216%, 01/01/2028 (A)	2,000	2,004
Newark, Ad Valorem Property Tax, GO
3.500%, 10/09/2019	4,825	4,863
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	951
Salem County, Pollution Control Financing Authority, Philadelphia Electric Project, Ser S, AMT, RB
2.500%, 03/01/2025 (A)	2,100	2,100
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2019	3,500	3,524
5.000%, 06/01/2020	3,000	3,102
5.000%, 06/01/2021	4,000	4,237
West Deptford Township, BAN
2.750%, 04/10/2019	235	236

		119,501

New Mexico — 0.8%
Farmington, Pollution Control, Southern California Edison Project, Ser A, RB
1.875%, 04/01/2029 (A)	1,150	1,141
New Mexico State, Mortgage Finance Authority, South Shiprock Homes Project, RB
Callable 04/01/2019 @ 100
1.350%, 06/01/2020 (A)	4,000	3,994
New Mexico State, Municipal Energy Acquisition Authority, Ser A, RB
Callable 08/01/2019 @ 100
5.000%, 11/01/2039 (A)	2,855	2,889

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
Callable 03/21/2019 @ 100
2.431%, 11/01/2039 (A)	$2,100	$2,100

		10,124

New York — 14.8%
Auburn, BAN
3.125%, 08/20/2019	191	193
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
5.750%, 07/15/2019	1,935	1,961
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.700%, 11/01/2031 (A)	1,200	1,198
Chenango Forks, Central School District, BAN
2.500%, 06/18/2019	8,113	8,127
Eastport-South Manors, Central School District, TAN
2.750%, 06/25/2019	3,000	3,008
Geneva, City School District, BAN
3.000%, 06/28/2019	5,290	5,313
Glens Falls, BAN
Callable 03/21/2019 @ 100
2.100%, 06/07/2019	3,495	3,495
Hempstead Union, Free School District, TAN
2.750%, 06/27/2019	2,000	2,004
Island Park Village, BAN
3.000%, 03/06/2019	2,442	2,442
Lansingburgh, Central School District at Troy, BAN
2.750%, 07/19/2019	3,975	3,987
Metropolitan New York, Transportation Authority, Ser B2, BAN
5.000%, 05/15/2021	37,270	39,645
Metropolitan New York, Transportation Authority, Ser D2, RB
2.190%, 11/15/2044 (A)	2,000	1,979
Metropolitan New York, Transportation Authority, Ser D2, RB
Callable 08/15/2019 @ 100
4.000%, 11/15/2034 (A)	3,000	3,026
Metropolitan New York, Transportation Authority, Ser G1, RB
Callable 05/01/2019 @ 100
1.981%, 11/01/2032 (A)	1,300	1,296
Metropolitan Transportation Authority, Ser A, RB
4.000%, 02/03/2020	1,000	1,019
Nassau County, Ser A, GO
4.000%, 12/10/2019	14,085	14,329

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Housing Development, RB
Callable 05/01/2019 @ 100
1.850%, 05/01/2021 (A)	$2,000	$2,000
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
Callable 05/15/2019 @ 100
1.450%, 05/01/2050 (A)	1,005	999
New York City, Ser C, GO
Callable 08/01/2019 @ 100
5.000%, 08/01/2022	6,430	6,518
New York City, Ser C4, GO, AGC
Callable 03/01/2019 @ 100
1.890%, 10/01/2027 (A)	350	350
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	1,550	1,645
New York City, Water & Sewer System, RB
Callable 02/28/2019 @ 100
1.730%, 06/15/2048 (A)	100	100
New York City, Water & Sewer System, Ser BB, RB
Callable 02/28/2019 @ 100
1.720%, 06/15/2049 (A)	1,370	1,370
New York State, Energy Research & Development Authority, NY Electric and Gas, RB
2.000%, 02/01/2029 (A)	3,110	3,103
2.000%, 06/01/2029 (A)	12,635	12,605
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	9,937
1.100%, 05/01/2019	880	879
New York State, Mortgage Agency State, Ser 183, AMT, RB
2.300%, 10/01/2019	2,000	2,003
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB
Callable 02/28/2019 @ 100
2.040%, 05/01/2047 (A)(B)	4,000	4,000
Ogdensburg, Enlarged City School District, GO
2.500%, 06/19/2019	15,185	15,209
Oyster Bay, Public Improvement Authority, GO
4.000%, 02/15/2020	1,975	2,007
Schenectady, BAN
3.125%, 05/09/2019	15,054	15,085
Skaneateles Village, BAN
3.250%, 11/15/2019	2,200	2,217
Suffolk County, GO
5.000%, 07/24/2019	4,000	4,046

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tompkins-Seneca-Tioga, Board of Cooperative Educational Services, RAN
3.000%, 06/28/2019	$7,055	$7,076
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,068
4.000%, 06/01/2019	3,000	3,014
Ulster County, BAN
3.250%, 11/20/2019	3,044	3,079

		192,332

North Carolina — 0.5%
Asheville, Housing Authority, Ledgewood Village Project, RB
1.900%, 12/01/2020 (A)	1,390	1,390
Charlotte, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	750	781
City of Charlotte, Airport Revenue, AMT
5.000%, 07/01/2020	1,555	1,618
Montgomery County, Public Facilities, BAN
Callable 03/01/2020 @ 100
3.000%, 09/01/2020	1,000	1,012
Raleigh Durham, Airport Authority, Ser A, RB
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	1,485	1,541

		6,342

North Dakota — 0.1%
City of Williston, RB
5.000%, 11/01/2019	500	510
5.000%, 11/01/2020	525	550

		1,060

Ohio — 3.2%
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,137
American Municipal Power, Combined Hydroelectric Project, Ser A, RB
Callable 02/15/2021 @ 100
2.250%, 02/15/2048 (A)	4,185	4,199
American Municipal Power, Ser A, RB
Callable 08/15/2021 @ 100
2.300%, 02/15/2038 (A)	1,000	1,003
Butler County, Hamilton-Mason Improvement Project, BAN
3.000%, 07/25/2019	1,955	1,963
Franklin County, Sawyer & Trevitt Project, RB
Callable 04/01/2019 @ 100
1.300%, 06/01/2020 (A)	4,800	4,792
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2020	575	580

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lorain County, BAN
3.000%, 02/07/2020	$1,000	$1,009
Lucas County, Hospital Revenue Board, Promedica Healthcare Project, Ser D, RB
4.000%, 11/15/2020	2,100	2,161
Mahoning County, Various Purpose Notes, GO
3.000%, 09/19/2019	2,000	2,014
Ohio State, Housing Finance Agency, RB
Callable 05/01/2021 @ 100
2.450%, 05/01/2022 (A)	8,000	8,088
Ohio State, Housing Finance Agency, Sem Manor Project, RB
Callable 09/01/2019 @ 100
1.250%, 09/01/2020 (A)	1,700	1,695
Tipp City, BAN
3.000%, 02/12/2020	2,000	2,019
Trumbull County, Ser 2, BAN
3.125%, 08/29/2019	2,000	2,011
Twinsburg, BAN
3.000%, 02/27/2020	2,550	2,575
Willoughby, BAN
3.000%, 06/21/2019	5,800	5,817

		42,063

Oklahoma — 0.7%
Carter County, Independent School District No. 27, Plainville Public Schools Project, GO
1.700%, 07/01/2019	1,115	1,113
Garvin County, Independent School District No. 9, Lindsay Public Schools Project, GO
1.700%, 07/01/2019	1,305	1,302
Kingfisher County, Independent School District No. 16, Hennessey Building Project, GO
1.625%, 06/01/2019	940	938
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	1,000	1,031
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,105
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2020	1,500	1,571
5.000%, 09/01/2021	1,650	1,778

		8,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania — 5.4%
Armstrong, School District, GO
Callable 04/01/2019 @ 100
2.375%, 03/15/2020	$715	$715
Bethlehem, Area School District, Ser A, RB
Callable 11/02/2020 @ 100
2.225%, 01/01/2032 (A)	6,000	5,998
Bethlehem, Area School District, Ser AA, GO, AGC
Callable 04/15/2019 @ 100
4.000%, 10/15/2019	850	852
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
2.160%, 09/01/2048 (A)	2,500	2,500
Dover, Area School District, GO
4.000%, 04/01/2020	1,050	1,075
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	428
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 03/26/2019 @ 100
1.550%, 04/01/2019	2,500	2,499
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 03/01/2020 @ 100
1.450%, 09/01/2020	10,450	10,293
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	2,885	2,821
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	3,996
2.500%, 10/01/2030 (A)	2,350	2,348
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
1.850%, 11/01/2035 (A)	2,000	2,000
Pennsylvania State, Capital Region Water Authority, Ser A, RB
5.000%, 07/15/2019	1,350	1,366
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	2,500	2,593
5.000%, 06/01/2021	3,000	3,197
Pennsylvania State, Economic Development Financing Authority, AMT, RB
2.400%, 06/01/2044 (A)	1,750	1,751

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	$2,260	$2,285
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	2,265	2,278
Pennsylvania State, GO
5.000%, 07/01/2020	2,905	3,029
5.000%, 01/15/2021	1,490	1,580
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I4, RB
Callable 05/01/2019 @ 100
2.720%, 11/01/2031 (A)	2,500	2,501
Pennsylvania State, Housing Finance Agency, RB
Callable 11/01/2019 @ 100
1.650%, 11/01/2020 (A)	2,000	1,995
Pennsylvania State, Housing Finance Agency, Ser 127A, AMT, RB
1.950%, 10/01/2019	630	630
1.850%, 04/01/2019	375	375
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	373
Pennsylvania State, Turnpike Commission, Ser A1, RB
Callable 06/01/2023 @ 100
2.340%, 12/01/2023 (A)	3,000	2,990
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
2.440%, 12/01/2023 (A)	1,500	1,498
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	574
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2019	1,000	1,014
Pittsburgh, Housing Authority Revenue, Larimer/East Liberty Phase II Project, RB
Callable 10/01/2019 @ 100
1.400%, 10/01/2021 (A)	4,275	4,259
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	212

		70,025

Rhode Island — 0.2%
Rhode Island State, Commerce Department of Transportation, RB
5.000%, 06/15/2019	1,000	1,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island State, Housing & Mortgage Finance, AMT, RB
1.400%, 04/01/2019	$1,805	$1,804

		2,813

South Carolina — 0.3%
City of Charleston, Waterworks & Sewer System Revenue, Ser B, RB
Callable 01/01/2021 @ 100
2.113%, 01/01/2035 (A)	1,500	1,500
Spartanburg County, Ser D, GO
5.000%, 03/01/2022	2,160	2,365

		3,865

South Dakota — 0.1%
South Dakota State, Housing Development Authority, AMT, RB, GNMA/FNMA/FHLMC
1.450%, 11/01/2019	1,315	1,308

Tennessee — 2.4%
Chattanooga, Health Educational & Housing Facility Board, Chestnut College Flats Apartments Project, RB
1.750%, 12/01/2020 (A)	3,000	2,997
Franklin County, Health & Educational Facilities Board, RB
2.400%, 12/01/2021 (A)	1,365	1,373
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	773
Lewisburg, Industrial Development Board, Waste Management Project, AMT, RB
2.350%, 07/02/2035 (A)	2,000	2,000
Memphis, Health Educational & Housing Facility Board, Forum College Flats Apartments Project, RB
1.800%, 12/01/2020 (A)	1,000	1,001
Memphis, Health Educational & Housing Facility Board, RB
Callable 08/01/2020 @ 100
2.030%, 08/01/2021 (A)	2,000	2,003
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, 12th & Wedgewood Apartments Project, RB
1.800%, 12/01/2020 (A)	2,000	2,000
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Credit Union, RB
1.550%, 11/15/2030 (A)	2,390	2,372

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Haynes Garden Apartments Project, RB, GNMA
1.750%, 12/01/2020 (A)	$4,000	$3,993
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartment Project, RB
1.300%, 07/01/2020 (A)	3,860	3,853
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Trevecca Towers Project, RB
2.000%, 01/01/2022 (A)	6,500	6,514
Tennessee Energy Acquisition, RB
5.000%, 11/01/2022	1,500	1,632

		30,511

Texas — 13.2%
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,520
Alamo, Community College District, RB
3.000%, 11/01/2046 (A)	1,500	1,510
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,710
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	4,997
Bexar County, Health Facilities Development, Army Retirement Residence Foundation, RB
5.000%, 07/15/2019	100	101
Brazoria County, Toll Road Authority, Ser B, BAN
1.450%, 03/01/2020	6,600	6,588
Capital Area, Housing Finance, Hills Leander Apartment Project, RB
2.050%, 08/01/2021 (A)	3,000	3,005
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 08/01/2021 @ 100
2.100%, 09/01/2037 (A)	2,000	2,002
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 07/01/2021 @ 100
4.000%, 01/01/2022	4,000	4,169
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	1,500	1,493

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Corpus Christi, Independent School District, School Buildings Project, Ser A, GO, PSF-GTD
2.000%, 08/15/2047 (A)	$1,125	$1,126
Cypress-Fairbanks, Independent School District, Ser A1, GO, PSF-GTD
2.125%, 02/15/2027 (A)	4,510	4,520
Cypress-Fairbanks, Independent School District, Ser B2, GO, PSF-GTD
1.400%, 02/15/2040 (A)	1,500	1,492
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.750%, 08/01/2040 (A)	3,500	3,500
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
Callable 04/01/2019 @ 100
1.350%, 08/01/2040 (A)	1,740	1,737
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	9,840	9,780
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,860	7,768
Goose Creek, Consolidated Independent School District, Ser B, GO, PSF-GTD
1.180%, 02/15/2035 (A)	1,500	1,496
Harlandale, Independent School District, GO, PSF-GTD
Callable 08/15/2020 @ 100
3.000%, 08/15/2045 (A)	2,000	2,026
Harris County, Industrial Development, Deer Park Refining Project, RB Pre-Refunded @ 100
5.000%, 12/01/2019 (D)	2,000	2,050
Harris County, Industrial Development, Ser A, RB
1.720%, 03/01/2024 (A)	2,000	2,000
Harris County, RB
2.190%, 08/15/2021 (A)	1,230	1,229
Houston, Combined Utility System Revenue, Ser C, RB
Callable 02/01/2021 @ 100
2.105%, 05/15/2034 (A)	1,500	1,494
Houston, Independent School District, GO, PSF-GTD
1.450%, 06/01/2029 (A)	9,205	9,152
Houston, Independent School District, Ser A1B, GO, PSF-GTD
2.200%, 06/01/2039 (A)	6,500	6,522
Houston, Independent School District, Ser A2, GO, PSF-GTD
3.000%, 06/01/2039 (A)	1,460	1,465

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Independent School District, Ser B, GO, PSF-GTD
1.450%, 06/01/2035 (A)	$10,000	$9,942
Lamar, Consolidated Independent School District, Ser A, RB
1.950%, 08/15/2047 (A)	9,500	9,522
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, Ser A, RB
Callable 02/28/2019 @ 100
1.670%, 11/01/2029 (A)	5,900	5,900
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	5,000	4,950
Mission, Economic Development Authority, Waste Management Project, AMT, RB
Callable 08/01/2019 @ 100
2.500%, 08/01/2020	5,000	5,002
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,908
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	1,630	1,706
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 08/01/2019 @ 100
1.420%, 08/01/2040 (A)	1,330	1,308
Port of Port Arthur Navigation District, AMT, RB
2.400%, 06/01/2049 (A)(B)	2,000	2,001
Round Rock, Independent School District, GO, PSF-GTD
Callable 08/01/2019 @ 100
1.500%, 6.000%, 07/31/2021, 08/01/2040 (A) (G)	1,225	1,212
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.250%, 02/01/2033 (A)	2,000	2,006
San Antonio, Water System, RB
Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	1,000
Spring Branch, Independent School District, GO, PSF-GTD
3.000%, 06/15/2041 (A)	2,000	2,007
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
4.000%, 11/15/2019	1,030	1,042
Tarrant County, Cultural Education Facilities Finance, Methodist Hospitals Dallas, RB
Callable 02/28/2019 @ 100
1.710%, 10/01/2041 (A)(C)	2,400	2,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Department of Housing & Community Affairs, Crosby Plaza Apartments Project, RB
Callable 02/01/2020 @ 100
2.000%, 08/01/2021 (A)	$2,800	$2,804
Texas State, Department of Housing & Community Affairs, Springs Apartment, RB, FHA
Callable 05/01/2020 @ 100
2.230%, 05/01/2021 (A)	500	501
Texas State, TRAN
4.000%, 08/29/2019	8,300	8,392
Texas State, Various Water Financial Assistance, Ser B2, GO
Callable 03/25/2019 @ 100
2.000%, 08/01/2025 (A)	1,195	1,195
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD
Callable 08/15/2019 @ 100
1.100%, 02/15/2043 (A)	2,245	2,238
Travis County, Housing Finance, McKinney Falls Apartments Project, RB
Callable 04/01/2020 @ 100
2.000%, 04/01/2021 (A)	8,500	8,514
Williamson County, GO
1.850%, 08/15/2034 (A)	2,000	1,999

		171,001

Utah — 0.6%
Utah County, Hospital Revenue Board, IHC Health Services, RB
Callable 02/28/2019 @ 100
1.680%, 05/15/2049 (A)	4,000	4,000
Utah State, Housing Revenue, Lakeview Heights Apartments Project, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,502

		7,502

Virginia — 1.2%
Fairfax County, Redevelopment & Housing Authority, Murraygate Village Apartments Project, RB
Callable 08/01/2020 @ 100
2.260%, 02/01/2021 (A)	5,000	5,015
2.210%, 02/01/2021 (A)	2,000	2,006
Halifax County, Industrial Development Authority, Ser 2010A, RB
2.150%, 12/01/2041 (A)	1,000	1,000
Louisa, Industrial Development Authority, Ser 2008B, RB
2.150%, 11/01/2035 (A)	2,000	1,999

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Newport News, Redevelopment & Housing Authority, Soundview Townhouses Project, RB
Callable 08/01/2020 @ 100
2.050%, 08/01/2021 (A)	$5,000	$5,011
Wise County, Industrial Development Authority, Electric & Power, Ser A, RB
1.875%, 11/01/2040 (A)	1,000	996

		16,027

Washington — 3.6%
Central Puget Sound, Regional Transit Authority, Ser S-2A-R, RB
Callable 11/01/2020 @ 100
2.040%, 11/01/2045 (A)	10,000	9,958
Central Puget Sound, Regional Transit Authority, Ser S-2B-R, RB
Callable 11/01/2022 @ 100
2.190%, 11/01/2045 (A)	1,500	1,495
Grant County, Public Utility District No. 2, RB
Callable 09/01/2020 @ 100
2.000%, 01/01/2044 (A)	10,000	10,002
Pend Oreille County, Public Utility District No. 1 Box Canyon, RB
5.000%, 01/01/2020	1,460	1,494
Seattle, Housing Authority, West Seattle Affordable Housing Project, RB
Callable 06/01/2019 @ 100
1.950%, 06/01/2020	9,445	9,447
Seattle, Municipal Light & Power Revenue, Ser B2, RB
Callable 11/01/2020 @ 100
2.030%, 05/01/2045 (A)	5,000	4,986
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2021	1,520	1,641
Washington State, Housing Finance Commission, Royal Hills Apartment Project, Ser 2017A, RB
Callable 05/01/2019 @ 100
1.400%, 11/01/2019	7,000	6,976

		45,999

West Virginia — 0.1%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	750	746

Wisconsin — 0.4%
Burlington Area, School District, GO
Callable 05/06/2019 @ 100
3.000%, 08/06/2019	1,000	1,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pewaukee, School District, GO
Callable 05/01/2019 @ 100
3.000%, 08/01/2019	$2,000	$2,004
PMA, Levy & Aid Anticipation Notes Program, Ser A, RB
3.000%, 07/19/2019	1,000	1,005
Wisconsin State, Health & Educational Facilities Authority, Tomah Memorial Hospital, Ser A, BAN
Callable 11/01/2019 @ 100
2.650%, 11/01/2020	1,000	1,001

		5,012

Wyoming — 0.2%
Wyoming State, Community Development Authority, Ser 4, RB
Callable 03/01/2021 @ 100
2.060%, 12/01/2048 (A)	3,000	3,000

Multi-State — 0.9%
BB&T Municipal Trust, RB
2.540%, 11/30/2021 (A)(B)(C)	2,190	2,190
2.290%, 11/30/2019 (A)(B)(C)	7,810	7,810
2.140%, 05/31/2019 (A)(B)(C)	1,982	1,982

		11,982

Total Municipal Bonds (Cost $1,304,617) ($ Thousands)		1,304,878

Total Investments in Securities — 100.8% (Cost $1,304,617) ($ Thousands)		$1,304,878

Percentages are based on Net Assets of $1,295,081 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $30,001 ($ Thousands), representing 2.3% of the Net Assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RAN— Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

TRAN – Tax Revenue Anticipation Note

As of February 28, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

California Municipal Bond Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.7%
California — 98.7%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,219
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,390	1,623
5.000%, 09/02/2025	995	1,185
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,599
5.000%, 10/01/2023	2,160	2,479
Anaheim, Housing & Public Improvements Authority, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2025	575	626
Anaheim, Housing & Public Improvements Authority, RB
Pre-Refunded @ 100
5.000%, 10/01/2021 (A)	425	463
Anaheim, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,464
5.000%, 02/01/2028	4,000	4,996
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,483
Burbank, Successor Agency to the Redevelopment Agency, TA, BAM
5.000%, 12/01/2023	625	723
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	336
5.000%, 10/01/2025	400	484

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2021	$500	$532
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2021	135	147
California State, Educational Facilities Authority, Pepperdine University Project, RB
Pre-Refunded @ 100
5.000%, 09/01/2022 (A)	465	521
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	320	356
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	783
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	949
California State, GO
5.000%, 09/01/2025	1,500	1,786
5.000%, 08/01/2026	15,000	18,136
5.000%, 09/01/2026	2,000	2,421
5.000%, 11/01/2026	5,000	6,066
California State, GO
Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,742
California State, GO
Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,620
California State, GO
Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,401
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,613
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,247
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,315

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	$400	$443
5.000%, 06/01/2026	350	385
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,113
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	548
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,250
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	613
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,153
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
Callable 02/01/2021 @ 100
2.115%, 08/01/2047 (B)	3,500	3,503
California State, Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, RB
5.000%, 10/01/2024	1,000	1,186
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	393
5.000%, 02/01/2024	500	574
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,280
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,157
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2024	650	738
5.000%, 07/01/2025	500	576
5.000%, 07/01/2027	1,170	1,377
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2025	1,490	1,716
5.000%, 07/01/2026	450	524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	$1,000	$1,184
5.000%, 06/30/2029	1,300	1,533
5.000%, 12/31/2029	1,000	1,174
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	600
5.000%, 06/01/2026	310	379
California State, Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project, RB
5.000%, 05/15/2028	2,400	2,833
5.000%, 05/15/2029	1,450	1,711
California State, Public Finance Authority, Ser B-, RB
Callable 02/28/2019 @ 100
1.470%, 08/01/2052 (B)(C)	3,600	3,600
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,189
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,441
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,773
California State, School Finance Authority, Charter School Refunding Bond, Aspire Public School, RB
5.000%, 08/01/2023 (D)	825	914
California State, Ser A2, RB
Callable 02/28/2019 @ 100
1.400%, 05/01/2034 (B)(C)	1,000	1,000
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,096
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	225
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,672
5.000%, 05/15/2024	1,445	1,638
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 10/01/2021	$500	$540
5.000%, 10/01/2022	500	554
5.000%, 10/01/2023	500	568
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	500	557
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,510
5.000%, 05/15/2026	1,355	1,583
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 01/01/2021 @ 100
3.000%, 07/01/2025	2,800	2,846
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,304
California State, Various Purposes, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2022	4,000	4,086
California State, Various Purposes, GO
Callable 03/01/2020 @ 100
5.000%, 03/01/2022	1,000	1,034
California State, Various Purposes, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,005
California State, Various Purposes, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,745
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, –%, 0, 05/01/2019 (E) (E)	2,750	3,292
City of Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2027	3,000	3,597
Contra Costa, Transportation Authority, Ser A, RB
Callable 09/01/2020 @ 100
2.006%, 03/01/2034 (B)	3,000	3,001
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	3,947
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	936
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,541
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,192
Fresno, Joint Powers Financing Authority, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	$1,500	$1,717
5.000%, 06/01/2027	5,000	5,769
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,128
5.000%, 06/01/2025	3,365	3,809
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,138
Hesperia, Community Redevelopment Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,802
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	866
5.000%, 11/01/2025	1,000	1,211
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	741
Inglewood, Successor Agency to the Redevelopment Agency, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,177
5.000%, 05/01/2026	500	599
Lancaster, Successor Agency to the Redevelopment Agency, TA, AGM
5.000%, 08/01/2024	435	506
5.000%, 08/01/2025	570	678
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,214
Long Beach, Community College District, Ser B, GO
Pre-Refunded @ 100
5.000%, 08/01/2022 (A)	1,000	1,119
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,313
5.000%, 05/15/2027	2,000	2,414
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,170
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,779
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	548
5.000%, 05/15/2022	900	967
5.000%, 05/15/2023	700	763
Los Angeles County, Metropolitan
Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,949
Los Angeles County, Public Works Financing Authority, Ser D, RB

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 12/01/2022	$1,170	$1,322
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,373
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,134
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,560
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,226
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2023	800	916
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,177
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,339
Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2027	3,990	4,784
5.000%, 05/15/2028	1,000	1,211
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2022	250	278
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	837
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,312
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,203
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,197
5.000%, 07/01/2024	1,060	1,238
5.000%, 07/01/2025	2,000	2,377
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	$1,000	$1,220
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,279
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,778
Milpitas, Successor Agency to the Redevelopment Agency, Redevelopment Project, TA
5.000%, 09/01/2021	1,000	1,086
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (B)	3,000	3,187
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	525	604
Palm Desert, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,416
Palomar, Community College District, GO
5.000%, 05/01/2023	750	859
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	664
5.000%, 08/01/2024	1,300	1,526
Pittsburg, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,398
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	765
Redlands, Unified School District, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,238
Riverside County, Redevelopment Successor Agency, TA
5.000%, 10/01/2025	560	665
5.000%, 10/01/2026	500	602
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	635
5.000%, 09/01/2025	1,000	1,210
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,206
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,048

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	$500	$590
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,234
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,177
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,904
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	583
5.000%, 07/01/2026	400	473
5.000%, 07/01/2027	500	597
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,185
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2024	1,000	1,104
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,394
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,586
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,215
San Diego, Community College District, GO
5.000%, 08/01/2024	1,000	1,181
San Diego, Regional Building Authority, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,202
San Diego, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2022	700	785
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	604
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2025	2,000	2,211
5.000%, 04/01/2026	1,425	1,571

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	$1,250	$1,427
5.000%, 05/01/2025	1,000	1,201
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,561
San Francisco City & County, Public Utilities Commission, Sub-Ser, RB
5.000%, 11/01/2026	6,000	7,433
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	235	261
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	305
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	484
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,937
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,424
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,771
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	10	11
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,412
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,157
5.000%, 03/01/2026	1,780	2,089
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,240
San Marcos, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 10/01/2021	750	817
Santa Barbara County, Ser B, AMT, TA
5.000%, 12/01/2025	1,440	1,697

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100
5.000%, 08/01/2024	$1,055	$1,214
Solano County, COP
5.000%, 11/01/2025	700	850
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/2020	750	777
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	804
South Orange County, Public Financing Authority, Senior Lien, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	798
5.000%, 08/15/2024	1,000	1,099
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,693
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	539
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,373
Southern California, Public Power Authority, Sub-Ser A, RB
5.000%, 07/01/2023	1,615	1,855
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	514
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,202
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,191
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,346
Tuolumne, Wind Project Authority, Ser A, RB
5.000%, 01/01/2026	1,000	1,214
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	917
Tustin, Unified School District, Special Tax
5.000%, 09/01/2023	1,000	1,136
Tustin, Unified School District, Special Tax, BAM
5.000%, 09/01/2022	1,000	1,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	$2,000	$2,338
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,172
Upland, Community Redevelopment Agency, TA
5.000%, 09/01/2025	1,280	1,510
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,282
5.000%, 09/01/2025	1,430	1,701

Total Municipal Bonds (Cost $343,368) ($ Thousands)		350,259

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	570,893	571

Total Cash Equivalent (Cost $571) ($ Thousands)		571

Total Investments in Securities — 98.9% (Cost $343,939) ($ Thousands)		$350,830

Percentages are based on Net Assets of $354,648 ($ Thousands).
** Rate shown is the 7-day effective yield as of February 28, 2019.
† Investment in Affiliated Security (see Note 4).
(A) Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B) Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C) Securities are held in connection with a letter of credit issued by a major bank.

(D)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $914 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

(E) Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
ABAG — Association of Bay Area Governments
AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
COP— Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB— Special Assessment Bond
Ser— Series
TA — Tax Allocation

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

California Municipal Bond Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2019 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$–	$350,259	$–	$350,259

Cash Equivalent	571	–	–	571

Total Investments in Securities	$571	$350,259	$–	$350,830

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$ —	$37,677	$(37,106)	$571	$23

The accompanying notes are an integral part of the financial statements.

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Massachusetts Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.1%

Massachusetts — 100.1%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	$1,000	$1,168
Boston, Ser A, GO
5.000%, 03/01/2023	500	566
5.000%, 04/01/2023	1,000	1,135
5.000%, 04/01/2027	1,000	1,234
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	579
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,023
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	537
Marthas Vineyard, Land Bank, RB, BAM
5.000%, 05/01/2023	200	226
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	644
5.000%, 07/01/2025	1,000	1,193
5.000%, 07/01/2027	1,500	1,843
Massachusetts Bay, Transportation Authority, Ser A2, RB
5.000%, 07/01/2026	1,000	1,210
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	894
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	565
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2023	1,000	1,128
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,185
Massachusetts State, Department of Transportation, Ser A, RB

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 01/01/2029	$1,000	$1,244
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	225
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	815
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,127
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	231
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	510
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	591
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H1, RB
5.000%, 07/01/2024	500	566
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	582
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J1, RB
5.000%, 07/01/2024	500	566
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	242
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	3,029
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	851
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,145
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,184
5.000%, 07/01/2025	1,000	1,179

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O2, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	$500	$581
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2026	600	689
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	578
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	444
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	566
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2024	180	183
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	456
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,141
Massachusetts State, Development Finance Authority, Brandeis University Project, Ser S-2, RB
Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,236
Massachusetts State, Development Finance Authority, Ser A, RB
5.000%, 07/01/2023	700	780
Massachusetts State, Development Finance Authority, Suffolk University Project, RB
5.000%, 07/01/2024	350	396
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2021	500	526
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	455
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	519

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	$500	$546
Massachusetts State, Federal Highway Project, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,106
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser R, RB
Callable 02/28/2019 @ 100
1.580%, 11/01/2049 (A)	700	700
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	643
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,203
5.000%, 07/01/2028	1,000	1,215
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	299
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,187
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	759
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	400	417
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	605
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/2023	1,000	1,136
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,111
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,174
Massachusetts State, Ser B, GO
5.250%, 08/01/2023	250	288
5.000%, 08/01/2023	500	570
5.000%, 07/01/2026	1,000	1,209
5.000%, 07/01/2027	1,000	1,225
5.000%, 01/01/2028	1,500	1,849

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	$1,025	$1,195
5.000%, 10/01/2024	1,000	1,171
5.000%, 10/01/2025	1,000	1,195
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,205
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,461
5.000%, 09/01/2028	1,000	1,242
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	568
Massachusetts State, Transportation Fund Revenue, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,140
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,211
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	577
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,170
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,117
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	400	464
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,214
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	598
Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,069
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	582
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	1,000	1,116

Total Municipal Bonds (Cost $76,032) ($ Thousands)		77,304

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	902,357	$902

Total Cash Equivalent (Cost $902) ($ Thousands)		902

Total Investments in Securities — 101.3% (Cost $76,934) ($ Thousands)		$78,206

Percentages are based on Net Assets of $77,189 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2019.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$77,304	$–	$77,304
Cash Equivalent	902	–	–	902

Total Investments in Securities	$902	$77,304	$–	$78,206

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	51

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$380	$7,744	$(7,222)	$902	$7

The accompanying notes are an integral part of the financial statements.

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

New Jersey Municipal Bond Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.3%

Delaware — 0.9%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,145

New Jersey — 85.4%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	947
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,225
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,581
4.000%, 08/15/2022	1,265	1,365
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,244
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,265
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,127
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	492
5.000%, 01/15/2026	1,820	2,178
Carlstadt, School District, GO
5.000%, 05/01/2023	500	563
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	572
Essex County, GO
5.000%, 08/01/2025	2,500	2,987
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	$500	$588
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,158
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,131
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	596
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	147
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	538
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,139
Monmouth County, Improvement Authority, Capital Equipment Pooled Loans, RB
5.000%, 10/01/2020	1,000	1,054
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	542
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,185
Monmouth County, Improvement Authority, Ser C, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,215
Monmouth County, Various Purpose Bonds, GO
5.000%, 07/15/2025	3,280	3,919
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,522
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,261
4.000%, 11/15/2020	485	505
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,079
5.000%, 06/15/2024	685	738

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	53

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	$2,500	$2,661
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,176
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	2,000	2,098
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,324
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,553
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,661
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,172
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,172
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,155
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,193
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	935	1,019
5.250%, 09/01/2021 (A)	65	71
5.000%, 09/01/2023	1,000	1,143
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,089
5.000%, 09/01/2020	1,220	1,282
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	$735	$880
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,098
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,388
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,247
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,124
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,194
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	551
5.000%, 07/01/2025	1,000	1,176
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,139
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 1A, AMT, RB
5.000%, 12/01/2020	1,000	1,049
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,642
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,072
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100
3.350%, 12/01/2029	2,000	2,059

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	$345	$378
5.000%, 07/01/2026	280	307
5.000%, 07/01/2027	345	377
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (B)	430	477
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,354
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,716
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,729
5.250%, 12/15/2021 (A)	15	17
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,704
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,214
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,164
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,703
New Jersey State, Turnpike Authority, Ser H, RB
Callable 04/01/2019 @ 100
5.000%, 01/01/2020	650	652
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (B)	570	628
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2023	445	485
5.000%, 06/01/2024	520	567
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	832
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	452
5.000%, 06/15/2024	315	364
5.000%, 06/15/2025	250	295

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	$545	$642
Rutgers State University, Ser F, RB
Pre-Refunded @ 100
5.000%, 05/01/2019 (B)	1,000	1,006
Rutgers State University, Ser M, RB Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,191
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	615
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,058
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	435	453
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	673
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	671
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	568
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	2,000	2,028
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	582

		104,522

New York — 9.8%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,622
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,255
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,152
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,103
5.000%, 09/01/2023	1,000	1,129

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	55

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	$1,500	$1,681

		11,942

Pennsylvania — 1.2%
Delaware River Port Authority, Ser A, RB
5.000%, 01/01/2029	1,224	1,507

Total Municipal Bonds (Cost $116,730) ($ Thousands)		119,116

	Shares

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	2,242,402	2,242

Total Cash Equivalent (Cost $2,242) ($ Thousands)		2,242

Total Investments in Securities — 99.1% (Cost $118,972) ($ Thousands)		$121,358

Percentages are based on Net Assets of $122,474 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$119,116	$–	$119,116
Cash Equivalent	2,242	–	–	2,242

Total Investments in Securities	$2,242	$119,116	$–	$121,358

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$88	$23,483	$(21,329)	$2,242	$20

The accompanying notes are an integral part of the financial statements.

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

New York Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

Guam — 0.3%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	$500	$514

New York — 98.2%
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	727
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	537
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	502
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,100
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	413
5.000%, 08/01/2027	275	328
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	267
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	609
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,219
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	221
Dutchess County, Local Development, The Culinary Institute of America Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	1,010	1,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	$1,000	$1,104
5.000%, 05/01/2025	500	594
Erie County, Ser B, GO
5.000%, 06/01/2023	400	452
5.000%, 06/01/2024	1,200	1,386
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	362
Long Island, Power Authority, RB
5.000%, 09/01/2026	2,000	2,410
5.000%, 09/01/2027	1,000	1,218
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	834
5.000%, 09/01/2023	500	571
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,745
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,118
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2024	2,280	2,619
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,600
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,488
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,328
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,162
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,108
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,108
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2023	325	369
5.000%, 05/01/2026	1,000	1,208

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	57

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	$1,050	$1,271
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,109
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	826
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	979
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,179
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,201
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,120
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,110
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,260
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,655
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,161
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,624
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,072
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,096
New York City, Housing Development
Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,043
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,787

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Housing Development Authority, Ser C2A, RB
Callable 03/01/2021 @ 100
2.350%, 07/01/2022	$1,000	$1,010
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,213
New York City, Ser A, GO
5.000%, 08/01/2025	4,915	5,826
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,410
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,919
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,252
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,327
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,277
New York City, Ser I, GO
Callable 02/28/2019 @ 100
1.680%, 04/01/2036 (B)(C)	2,000	2,000
New York City, Ser J, GO
5.000%, 08/01/2022	500	555
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	582
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,279
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,311
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,087
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,094
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,562
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,117
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,180

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	$500	$567
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,167
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,079
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Pre-Refunded @ 100
5.500%, 07/01/2019 (A)	1,000	1,013
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,141
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,099
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	381
5.000%, 07/01/2024	1,000	1,159
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,043
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	268
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,133
5.000%, 07/01/2024	1,000	1,168
5.000%, 07/01/2025	1,000	1,185
5.000%, 07/01/2027	2,000	2,435
5.000%, 08/01/2028	1,500	1,785
New York State, Dormitory Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2030	800	950
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,205
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	918
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2022	$500	$551
5.000%, 12/15/2022	475	533
5.000%, 03/15/2023	750	848
5.000%, 07/01/2023	2,250	2,560
5.000%, 03/15/2025	2,000	2,368
5.000%, 07/01/2025	1,500	1,781
5.000%, 07/01/2026	3,320	4,007
5.000%, 07/01/2028	1,500	1,876
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,594
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,892
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,750	3,313
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	514
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,901
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,158
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	1,015	1,046
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	1,000	1,219
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2024	1,445	1,686
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,686
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,271

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	59

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	$1,000	$1,106
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,047
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, Ser 2014A, RB
5.000%, 06/15/2024	1,500	1,753
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,562
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	563
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,220
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,396
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,075
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,417
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	636
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	584
5.000%, 05/01/2027	500	589
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	560
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,926
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,404
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,306
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	$1,500	$1,727
5.000%, 11/15/2024	2,000	2,360
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,351
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,303
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,234
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,241
5.000%, 06/01/2025	750	852
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	829
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,273
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,130
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	600
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,988

		192,648

Total Municipal Bonds (Cost $189,489) ($ Thousands)		193,162

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	1,166,805	1,167

Total Cash Equivalent (Cost $1,167) ($ Thousands)		1,167

Total Investments in Securities — 99.1% (Cost $190,656) ($ Thousands)		$194,329

Percentages are based on Net Assets of $196,093 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2019.

†	Investment in Affiliated Security (see Note 4).

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of February 28, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$193,162	$–	$193,162
Cash Equivalent	1,167	–	–	1,167

Total Investments in Securities	$1,167	$193,162	$–	$194,329

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 216	$ 16,687	$ (15,736)	$ 1,167	$ 8

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	61

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Pennsylvania Municipal Bond Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

Pennsylvania — 98.5%
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	$550	$648
Allegheny County, Higher Education Building Authority, RB
5.000%, 08/01/2027	1,500	1,846
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,980
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,163
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,052
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,162
Beaver County, Hospital Authority, RB
Callable 05/15/2021 @ 100
5.000%, 05/15/2028	1,500	1,589
Berks County, Industrial Development Authority, Health Care Facilities, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	500	538
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,199
Bucks County, GO
5.000%, 06/01/2026	1,250	1,512
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	366
Canonsburg-Houston, Joint Authority, Sewer Revenue Authority, Ser A, RB

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 12/01/2024	$1,320	$1,507
Capital Region, Water Revenue, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,129
Chester County, School Authority, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,164
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,807
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,093
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,968
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,170
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,165
Dauphin County, General Authority, Pinnacle Health System Project, Ser 9, RB
5.000%, 06/01/2024	600	685
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	562
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	558
Delaware County, Regional Water Quality
Control Authority, RB
5.000%, 11/01/2025	625	740
5.000%, 11/01/2026	425	510
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,160
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,215
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,656
5.000%, 07/01/2025	1,000	1,099
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,216
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
2.160%, 09/01/2048 (A)	2,000	2,000

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	$645	$743
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,159
Hempfield Area, School District, GO, BAM
5.000%, 03/15/2025	1,600	1,860
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	1,000	1,090
5.000%, 03/15/2023	1,000	1,116
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,151
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	894
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,565
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	602
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,483
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,150
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,187
5.000%, 09/01/2026	690	797
5.000%, 09/01/2027	660	760
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,140
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,110
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2028	1,500	1,795
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	813

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (B)	$35	$36
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,137
Mount Lebanon, Hospital Authority, RB
5.000%, 07/01/2027	400	480
Mount Lebanon, Hospital Authority, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	420
Pennridge, School District, Ser B, GO
Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	817
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	606
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,192
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,183
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,156
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,321
5.000%, 08/15/2025	1,500	1,762
5.000%, 01/01/2026	5,000	5,884
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,360
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,184
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,781
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB
5.000%, 02/15/2027	860	1,050
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	1,500	1,776
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, Ser 1, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	546

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	63

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (B)	$1,465	$1,512
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	971
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System Project, RB
5.000%, 08/15/2021	1,000	1,078
5.000%, 08/15/2022	1,165	1,292
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	525
5.000%, 11/01/2022	660	729
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	1,725	1,746
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,697
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,557
Pennsylvania State, Public School Building Authority, City of Harrisburg Project, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,127
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,899
Pennsylvania State, Ser 1, GO
5.000%, 07/01/2021	1,500	1,610
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	1,000	1,048
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	583
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	470
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	566
Pennsylvania State, Turnpike Commission, Ser A, RB

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 12/01/2022	$2,050	$2,286
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	388
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	2,675	3,066
Pennsylvania State, Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	850	1,006
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	640
5.000%, 12/01/2025	600	710
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	589
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,427
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,147
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	1,500	1,772
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,503
5.000%, 08/01/2027	1,705	2,021
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,331
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,311
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	892
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	561
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,177

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	$1,000	$1,172
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	485
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,350	1,582
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,043
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,116
Philadelphia, Ser A, GO
5.000%, 08/01/2027	1,000	1,181
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 01/01/2023	1,225	1,368
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	569
5.000%, 11/01/2027	300	363
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,198
Pittsburgh, GO
5.000%, 09/01/2027	415	502
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,172
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,229
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,158
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,387
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,125
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,130
4.000%, 09/01/2022	1,500	1,606
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,610
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,163
Souderton Area, School District, GO

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 11/01/2024	$1,000	$1,161
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,936
5.000%, 03/01/2027	1,000	1,211
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	881
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	563
5.000%, 03/01/2024	1,000	1,152
State College Area, School District, GO
5.000%, 05/15/2028	280	343
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	458
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	458
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,497
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,205
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,136
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,134
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,064
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	279
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,151
5.000%, 08/15/2026	610	724
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,169
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	1,000	1,130
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	65

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 11/01/2025	$1,000	$1,160

Total Municipal Bonds (Cost $169,735) ($ Thousands)		172,773

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	753,747	754

Total Cash Equivalent (Cost $754) ($ Thousands)		754

Total Investments in Securities — 98.9% (Cost $170,489) ($ Thousands)		$173,527

Percentages are based on Net Assets of $175,463 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2019.

†	Investment in Affiliated Security (see Note 4).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$172,773	$–	$172,773
Cash Equivalent	754	–	–	754

Total Investments in Securities	$754	$172,773	$–	$173,527

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 12,913	$ (12,159)	$ 754	$ 11

The accompanying notes are an integral part of the financial statements.

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 74.0%
Alabama — 1.2%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$856
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,045

		14,901

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 04/01/2019 @ 100
6.000%, 12/01/2036 (A)	200	10
Alaska State, Industrial Development & Export Authority, YKHC Project, RB
Callable 12/01/2019 @ 100
3.500%, 12/01/2020	1,000	1,007
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC
Pre-Refunded @ 100
6.000%, 09/01/2019 (B)	1,000	1,022

		2,039

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona — 1.1%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	$2,500	$2,634
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (C)	1,090	1,123
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (C)	1,510	1,517
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	449
Maricopa County, Industrial Development Authority, Ser A
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,545
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (C)	3,565	3,414
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 04/01/2019 @ 100
5.000%, 06/01/2037	265	238
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	522
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 10/01/2020 @ 100
4.000%, 10/01/2023 (C)	1,000	1,004

		13,446

California — 7.4%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (B)	7,000	8,043
California County, Tobacco Securitization Agency, RB
Callable 03/18/2019 @ 17
7.518%, 06/01/2046 (D)	12,000	1,614

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	67

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California County, Tobacco Securitization Agency, RB
Callable 03/18/2019 @ 19
6.208%, 06/01/2046 (D)	$10,000	$1,857
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,821
California State, GO
Callable 04/01/2019 @ 100
6.000%, 04/01/2038	1,290	1,294
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,030
California State, Infrastructure & Economic Development Bank, Pacific Gas and Electric Project, RB
1.750%, 11/01/2026 (E)	1,000	910
California State, Infrastructure & Economic Development Bank, Pacific Gas and Electric Project, Ser E, RB
1.750%, 11/01/2026 (E)	1,000	910
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (B)	1,360	1,501
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (C)	1,000	1,069
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,116
California State, Pollution Control Financing Authority, AMT, RB
Callable 12/01/2024 @ 105
7.500%, 12/01/2040 (C)	2,000	1,917
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,611
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Finance Authority, Claremont Colleges Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2037 (C)	$765	$783
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (C)	1,000	1,017
5.000%, 06/01/2051 (C)	1,000	1,010
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (C)	1,000	1,065
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (F)	200	215
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (C)	2,500	2,639
California Statewide, Financing Authority, Tobacco Settlement, Ser B, RB
Callable 04/01/2019 @ 100
6.000%, 05/01/2037	7,500	7,547
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,369
5.000%, 09/01/2030	1,000	1,061
5.000%, 09/01/2034	900	950
Foothill-Eastern, Transportation Corridor Agency, Ser B3, TRAN
Callable 07/15/2022 @ 100
5.500%, 01/15/2053 (E)	6,250	6,909
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,148
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2047	1,500	1,444
Golden State, Tobacco Securitization, Ser A2, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2047	5,000	4,812
Imperial, Irrigation District, Electric System Revenue, Ser C, RB
Pre-Refunded @ 100
5.000%, 11/01/2020 (B)	1,540	1,631

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Beach, Towne Center Project, SAB
Callable 04/01/2019 @ 100
5.400%, 10/01/2023	$650	$651
Morongo Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (C)	1,000	1,057
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,194
Palomar Pomerado, Health Care Authority, Ser D, COP
Pre-Refunded @ 100
5.250%, 11/01/2020 (B)	470	490
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
11.010%, 08/01/2038 (D)	5,410	2,637
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,093
5.000%, 09/01/2031	1,000	1,090
5.000%, 09/01/2032	1,000	1,084
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,100	1,173
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,080
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,769
6.250%, 10/01/2040	1,000	1,177
Tobacco Securitization Authority of Northern California, Sub-Ser B, RB
Callable 03/18/2019 @ 22
6.620%, 06/01/2045 (D)	11,000	2,010
Tobacco Securitization Authority of Southern California, Sub-Ser, RB
Callable 03/18/2019 @ 19
6.530%, 06/01/2046 (D)	12,000	1,743
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	809
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/2035 (D)	1,800	979

		92,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado — 1.2%
Brighton, Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	$525	$535
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,325
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,608
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (C)	685	671
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022	500	529
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	814
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,043
Cornerstar, Metropolitan District, Ser A, GO
3.500%, 12/01/2021	500	506
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	514
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,500	1,582
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (C)	875	885
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	559
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,900
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,085

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	69

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	$500	$497

		15,053

Connecticut — 0.8%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (C)	1,000	1,015
5.000%, 09/01/2053 (C)	1,500	1,508
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,262
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	461
New Haven, Ser A, GO
5.000%, 08/01/2026	580	649
5.000%, 08/01/2027	1,000	1,127

		10,022

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	438
4.625%, 09/01/2032	1,635	1,690

		2,128

District of Columbia — 0.5%
District of Columbia, Ser B, RB, NATL
Callable 03/21/2019 @ 100
6.750%, 08/01/2037 (E)	5,950	5,950

Florida — 3.2%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	565
8.000%, 10/01/2042	1,000	1,126
Atlantic Beach, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,434

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2037	$2,000	$2,168
Capital Trust Agency, Education Facilities Revenue, Pineapple Cove Classical Academy Project, RB
Callable 01/01/2029 @ 100
5.125%, 07/01/2039 (C)	2,000	1,976
Capital Trust Agency, First Mortgage Revenue, Tallahassee Tapestry Senior Housing Project, Ser 2015A, RB
Callable 12/01/2025 @ 100
7.125%, 12/01/2050 (C)	1,000	1,013
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
Callable 07/01/2027 @ 100
6.750%, 07/01/2037 (C)	1,585	1,619
Capital Trust Agency, H-Bay Ministries, RB
Callable 07/01/2023 @ 103
5.000%, 07/01/2053	750	751
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 04/01/2019 @ 105
5.625%, 01/01/2047 (C)(E)	7,000	7,210
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	500	517
Florida State, Developmental Finance Authority, Southwest Charter Foundation Project, Ser A, RB
Callable 06/15/2027 @ 100
6.000%, 06/15/2037 (C)	2,150	2,175
Florida State, Developmental Finance Authority, Waste Pro USA Project, AMT, RB
5.000%, 08/01/2029 (C)(E)	1,000	1,025
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (C)	500	516
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,080	2,337
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,576

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Industrial Development Authority, Biscayne Properties Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	$4,745	$4,826
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82
4.320%, 10/01/2032 (D)	2,900	1,798
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,043
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,123
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	686
4.000%, 05/15/2028	1,205	1,244
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
5.875%, 08/01/2020 (B)	500	529
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	361
4.500%, 05/01/2023	245	246
Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (C)	1,000	1,005

		39,869

Georgia — 2.2%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2037	2,000	2,135
5.000%, 01/01/2042	3,000	3,199
Atlanta, Development Authority, Georgia Proton Treatment Center Project, RB
Callable 01/01/2028 @ 100
7.000%, 01/01/2040	8,000	7,793
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	$5,000	$5,068
Georgia State, Municipal Electric Authority, RB
6.637%, 04/01/2057	3,800	4,030
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,129
Municipal Electric Authority of Georgia
6.655%, 04/01/2057	2,300	2,601

		27,501

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.750%, 07/01/2020 (B)	500	526

Idaho — 0.1%
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	820	826
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (C)	365	365

		1,191

Illinois — 9.0%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 04/01/2019 @ 100
5.700%, 05/01/2036	250	241
Chicago O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2048	6,000	6,632
Chicago O’Hare International Airport, Ser B, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2053	10,000	11,092
Chicago, Board of Education, GO, NATL
4.190%, 12/01/2023 (D)	545	463
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	2,888
5.000%, 12/01/2034	1,400	1,464
5.000%, 12/01/2035	1,500	1,562
Chicago, Board of Education, Ser A, GO, NATL
2.870%, 12/01/2019 (D)	500	490

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	71

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	$1,000	$1,070
5.000%, 12/01/2027	500	535
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	5,065
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,120
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,878
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,755
5.500%, 01/01/2037	2,440	2,599
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	11,793
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (C)	2,000	1,980
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,933
Chicago, Ser A, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2033	11,000	11,831
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	1,500	1,557
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
Callable 12/01/2022 @ 105
5.250%, 12/01/2052	4,190	2,090
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB
Callable 12/01/2022 @ 105
6.250%, 12/01/2052	1,485	445
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	217
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	1,000	1,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 04/01/2019 @ 100
6.000%, 03/01/2037 (A)	$300	$101
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	509
Illinois State, GO
Callable 04/01/2019 @ 100
5.250%, 02/01/2028	2,500	2,502
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,566
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,076
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
5.000%, 05/01/2042	2,800	2,880
4.625%, 05/01/2037	2,500	2,507
Illinois State, Ser C, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2029	3,000	3,211
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,000	3,257
5.000%, 11/01/2027	5,500	5,972
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,072
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	2,905	2,573
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
4.860%, 06/15/2045 (D)	7,500	2,289
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,360
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO
5.450%, 01/01/2033 (D)	100	54
5.060%, 01/01/2031 (D)	300	181
4.920%, 01/01/2029 (D)	400	269

		112,092

Indiana — 0.9%
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (C)	1,500	1,573

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (C)	$5,475	$5,573
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	388
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,052
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,000	1,003
Vigo County, Hospital Authority, Union Hospital Project, RB Pre-Refunded @ 100
7.500%, 09/01/2021 (B)	1,025	1,114

		10,703

Iowa — 0.3%
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 02/28/2019 @ 100
2.170%, 04/01/2022 (E)(G)	1,500	1,500
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	249
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 04/01/2019 @ 100
1.238%, 05/15/2056 (A)	125	2
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (E)	657	685
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	831
Iowa, Tobacco Settlement Authority, Ser B, RB
Callable 04/01/2019 @ 100
5.600%, 06/01/2034	1,000	1,004

		4,271

Kansas — 0.4%
Kansas State, Development Finance Authority, Adventist Health System, RB
Pre-Refunded @ 100
5.750%, 11/15/2019 (B)	500	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	$1,025	$1,076
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	531
Wyandotte County, Kansas City Unified Government, RB
6.340%, 09/01/2034 (C)(D)	3,000	1,121
Wyandotte County,-Kansas City Unified Government, RB
Callable 12/01/2026 @ 100
4.500%, 06/01/2040	2,000	1,992

		5,234

Kentucky — 0.1%
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/2020 (B)	500	529
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100
5.625%, 09/01/2039	1,000	1,016

		1,545

Louisiana — 0.6%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB
Callable 11/01/2027 @ 100
5.000%, 05/01/2045	3,500	3,946
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (C)	1,000	1,032
5.500%, 11/01/2039 (C)	1,000	1,018
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	797

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	73

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	$1,000	$1,102

		7,895

Maine — 0.4%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
Callable 12/15/2026 @ 100
5.375%, 12/15/2033 (C)	2,000	2,044
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,748

		4,792

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/2020 @ 100
5.750%, 09/01/2025	8,750	8,998
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,803
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	10,935
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,563

		26,299

Massachusetts — 0.5%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,700
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Pre-Refunded @ 100
7.000%, 07/01/2020 (B)	1,500	1,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	$1,600	$1,755
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	370	379

		6,439

Michigan — 1.7%
City of Detroit, GO
5.000%, 04/01/2026	1,000	1,091
Flint, Hospital Building Authority, Hurley Medical Center, Ser B, RB
4.000%, 07/01/2019	1,350	1,355
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB
Callable 04/01/2019 @ 100
5.000%, 11/01/2036	300	292
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,762
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,299
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,092
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 04/01/2019 @ 101
6.500%, 09/01/2037 (C)	750	554
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
14.360%, 06/01/2058 (D)	145,250	3,759

		21,204

Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	1,000	994
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (C)	750	748

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	$415	$255

		1,997

Missouri — 0.4%
Lees Summit, Industrial Development Authority, John Knox Village Project, RB
Callable 08/15/2025 @ 103
5.000%, 08/15/2042	1,000	1,008
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (C)	780	769
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	251
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,465	2,622

		4,650

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,533

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,367
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,372

		7,739

Nevada — 0.8%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (C)	2,500	2,397
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (C)	3,000	3,020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nevada State, Department of Business & Industry, Somerset Academy Project, Ser A, RB
Callable 12/15/2025 @ 100
4.500%, 12/15/2029 (C)	$750	$755
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
7.220%, 07/01/2058 (C)(D)	10,000	805
Reno, Sub-Ser, TRAN
Callable 07/01/2038 @ 31
5.994%, 07/01/2058 (C)(D)	23,000	2,657

		9,634

New Jersey — 2.9%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 04/01/2019 @ 100
5.625%, 01/01/2038	250	239
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,144
New Jersey State, Economic Development Authority, Ser A, RB
Callable 04/01/2019 @ 100
6.000%, 05/15/2028 (A)	56	2
New Jersey State, Economic Development Authority, Ser BBB, RB
Callable 12/15/2026 @ 100
5.500%, 06/15/2029	5,000	5,745
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	1,000	1,001
New Jersey State, Economic Development Authority, University Heights Charter School Project, RB
4.700%, 09/01/2028 (C)	325	328
New Jersey State, Economic Development Authority, University Heights Charter School Project, RB
Callable 09/01/2028 @ 100
5.625%, 09/01/2038 (C)	400	413
5.375%, 09/01/2033 (C)	300	310
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,179
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,490

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	75

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	$5,000	$5,273
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	8,000	8,100
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,330
New Jersey State, Turnpike Authority, Ser B, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2035	3,900	4,143
South Jersey, Port Authority, Marine Terminal Project, Ser R, AMT, RB
4.000%, 01/01/2021	550	563
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,670

		35,930

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,078

New York — 4.6%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.375%, 01/15/2020 (B)	500	521
6.250%, 01/15/2020 (B)	1,500	1,561
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,591
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,020
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,287

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	$1,000	$1,058
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.790%, 03/01/2026 (E)	425	426
2.780%, 03/01/2025 (E)	400	403
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 03/18/2019 @ 10
15.170%, 06/01/2055 (D)	57,000	2,412
New York Counties, Tobacco Trust V, Sub-Ser, RB
Callable 03/18/2019 @ 9
8.230%, 06/01/2055 (D)	15,000	958
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	529
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	10	11
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,036
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,264
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,370
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (C)	4,000	4,236
5.000%, 11/15/2044 (C)	9,750	10,151
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,217
New York State, Transportation Development Authority, LaGuardia Delta Airlines Project, AMT, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2036	4,000	4,052

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oyster Bay, Public Improvement Authority, GO
4.000%, 02/15/2020	$1,000	$1,016
TSASC, Sub-Ser, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2048	4,000	3,834
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,424
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	952
5.250%, 09/15/2053	2,500	2,349

		57,678

North Carolina — 0.4%
Charlotte-Mecklenburg, Hospital Authority, RB
Callable 02/28/2019 @ 100
1.710%, 01/15/2038 (E)	1,700	1,700
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,363
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	488
5.000%, 09/01/2023	610	645
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	505

		4,701

Ohio — 5.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 03/18/2019 @ 100
6.500%, 06/01/2047	5,765	5,729
5.875%, 06/01/2047	18,375	17,204
5.750%, 06/01/2034	655	611
5.375%, 06/01/2024	2,870	2,686
5.125%, 06/01/2024	28,200	26,140
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser C, RB
Callable 03/18/2019 @ 9
6.208%, 06/01/2052 (D)	32,000	834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (B)	$500	$531
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB
Callable 12/01/2028 @ 100
5.500%, 12/01/2043	940	1,039
5.000%, 12/01/2033	2,460	2,705
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,443
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (C)	1,750	1,761
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038 (C)	1,615	1,650
Ohio State, Air Quality Development Authority, Ohio Valley Electric, Ser E, RB
5.625%, 10/01/2019	1,130	1,143
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,332
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,591

		72,399

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,644
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.500%, 08/15/2057	500	551
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,059

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	77

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2051 (A)	$3,250	$1,251
6.875%, 11/01/2046 (A)	1,625	626
6.625%, 11/01/2036 (A)	785	302

		6,433

Oregon — 0.7%
Clackamas County, Hospital Facility Authority, Mary’s Woods at Maryhusrt, RB
Callable 05/15/2020 @ 100
3.200%, 05/15/2025	770	768
Clackamas County, Hospital Facility Authority, Senior Living Williamette Village, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2047	1,500	1,595
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
Callable 04/01/2028 @ 100
6.500%, 04/01/2031 (C)	5,750	5,669
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 09/01/2020 (B)(C)	150	160

		8,192

Pennsylvania — 2.2%
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2042 (C)	1,345	1,432
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/2028 @ 100
5.000%, 05/01/2033 (C)	1,000	1,094
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	327
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	$275	$272
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,551
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	121
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,032
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	538
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,004
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,154
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,268
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	250	264
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,110
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,015
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 03/19/2019 @ 100
5.500%, 09/15/2037	250	250

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, University Arts, RB
5.000%, 03/15/2020 (C)	$1,145	$1,159
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (C)	1,500	1,480
Scranton, GO
5.000%, 09/01/2023 (C)	1,000	1,085
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (C)	2,800	3,039
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	850	850
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	545	539

		27,836

Puerto Rico — 4.5%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (A)	2,860	1,723
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	1,519	1,139
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/2022 @ 100
5.250%, 07/01/2042	4,000	3,930
Puerto Rico Commonwealth Government Employees Retirement System, Ser Senior B, RB
Callable 04/01/2019 @ 100
6.300%, 07/01/2038 (A)	1,000	540
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 04/01/2019 @ 100
6.000%, 07/01/2038	8,735	8,735
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 04/01/2019 @ 100
5.125%, 07/01/2047	2,300	2,316
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior A, RB
Callable 04/01/2019 @ 100
6.200%, 07/01/2039 (A)	2,000	1,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth, Ser A, GO
Callable 04/01/2019 @ 100
5.125%, 07/01/2028 (A)	$560	$341
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (A)	5,800	2,871
Puerto Rico Sales Tax Financing, Sales Tax Revenue, RB
0.009%, 08/01/2044 (D)	1,200	1,194
Puerto Rico Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	14,088	13,356
4.750%, 07/01/2053	3,625	3,329
Puerto Rico, Electric Power Authority, RB
Callable 07/01/2020 @ 100
6.050%, 07/01/2032 (A)	1,500	1,024
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (A)	2,755	1,884
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 04/01/2019 @ 100
2.394%, 07/01/2029 (E)	9,040	8,362
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (A)	1,380	947
Puerto Rico, Highway & Transportation Authority, Ser L, RB, AGC
5.250%, 07/01/2041	3,345	3,622

		56,393

Rhode Island — 0.1%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,230

South Carolina — 0.7%
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (C)	1,000	1,007
5.250%, 02/01/2027 (C)	1,000	984
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,561

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	79

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina, Public Service Authority, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 12/01/2049	$2,990	$3,196

		8,748

Tennessee — 1.3%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,037
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (C)	2,000	1,958
Franklin, Health & Educational Facilities Board, Proton Therapy Center Project, Ser 2017A, RB
Callable 06/01/2027 @ 100
7.500%, 06/01/2047 (C)	2,500	2,662
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	528
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	740
Nashville Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	500	525
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,718
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,564

		15,732

Texas — 8.7%
Austin, Convention Enterprises, Convention Center Hotel, Sub-Ser, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	300	328
5.000%, 01/01/2034	300	325
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (B)	1,000	1,075

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (B)	$1,000	$1,088
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (B)	500	537
Clifton, Higher Education Finance, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	2,000	2,061
6.000%, 08/15/2038	1,500	1,553
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,533
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,876
Harris County, Ser B, RB, AMBAC
Callable 04/01/2019 @ 100
2.468%, 08/15/2035 (E)	3,500	3,205
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,213
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	805	885
Lewisville, SAB
Callable 09/01/2021 @ 100
5.500%, 09/01/2039 (C)	1,000	982
Lewisville, SAB
Callable 09/01/2022 @ 103
6.000%, 09/01/2037 (C)	1,000	1,028
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	1,327
5.000%, 07/01/2031	250	264
5.000%, 07/01/2046	4,000	4,189
New Hope, Cultural Education Facilities, Carillon Lifecare Community Project, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036	1,250	1,289
5.000%, 07/01/2046	1,000	1,011

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	$2,000	$2,008
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	153
5.000%, 06/15/2038	375	379
4.250%, 06/15/2028	150	152
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,067
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,623
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,627
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,590
Pharr, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	90	92
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser S, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	410	419
Port Beaumont, Navigation District, Jefferson Energy Project, AMT, RB
7.250%, 02/01/2036 (C)(E)	17,750	18,294
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
Callable 02/28/2019 @ 100
1.920%, 04/01/2040 (E)	5,100	5,100
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	516
5.125%, 01/01/2041	500	508
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (B)	500	535
Tarrant County, Cultural Education Facilities Finance Authority, Edgemere Project, Ser B, RB
4.000%, 11/15/2025	1,350	1,304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	$670	$757
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	16,200	18,725
Texas State, Municipal Gas Acquisition & Supply II, Ser A, RB
2.738%, 09/15/2027 (E)	2,100	2,078
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,404
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,085
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (C)	2,500	2,557

		108,742

Utah — 0.1%
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	800	790

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	783
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	612

		1,395

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	1,220	1,199

Virginia — 0.9%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,014
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	396

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	81

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	$1,000	$1,034
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 04/01/2019 @ 100
2.000%, 10/01/2048	40	4
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,259	2,096
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	110	101
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 04/01/2019 @ 100
6.050%, 03/01/2054	118	22
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (C)(E)	500	510
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,693
5.000%, 12/31/2056	3,500	3,756

		11,626

Washington — 1.2%
Kalispel, Tribe of Indians, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (C)	1,000	1,078
Kalispel, Tribe of Indians, Ser B, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (C)	220	237
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,130
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 04/01/2019 @ 100
6.375%, 10/01/2036	$400	$401
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	1,500	1,598
Washington State, Housing Finance Commission, Bayview Manor Homes, Ser B, RB
Callable 04/01/2019 @ 100
2.800%, 07/01/2021 (C)	195	194
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (C)	440	440
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (C)	225	236
4.000%, 07/01/2028 (C)	400	397
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,271
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,678

		15,225

West Virginia — 0.3%
Tobacco Settlement, Finance Authority, Ser B, RB
Callable 03/18/2019 @ 10
17.740%, 06/01/2047 (D)	67,000	3,887

Wisconsin — 2.5%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,045
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,487
5.000%, 08/01/2028	1,230	1,247
Wisconsin State, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (C)	3,250	3,849

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	$1,000	$889
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (C)	1,750	1,750
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,534
5.000%, 03/01/2048	1,500	1,500
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,235
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (C)	3,500	3,717
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (C)	1,750	1,805
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (C)	1,750	1,797
6.250%, 01/01/2038 (C)	1,120	1,158
6.125%, 01/01/2033 (C)	2,200	2,311
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (C)	3,500	3,704

		31,028

Total Municipal Bonds (Cost $888,971) ($ Thousands)		922,799

CORPORATE OBLIGATIONS — 12.4%

Consumer Discretionary — 0.0%
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2166	500	438

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 12.1%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/29/2049 (C)	$6,900	$7,248
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 12/31/2049 (C)	5,200	5,544
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	1,700	1,844
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049	2,300	2,505
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/2049	1,000	1,014
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 12/29/2049	7,500	7,087
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Yr Curr+6.314%, 12/29/2049 (C)	1,900	2,002
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 06/25/2037	2,300	2,452
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/31/2049 (C)	4,700	5,012
Capital One Financial
5.550%, VAR ICE LIBOR USD 3 Month+3.800%, 12/29/2049	1,000	1,019
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 12/31/2049	7,325	7,810
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049	3,800	3,995
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 12/31/2049	3,000	3,056
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049	1,000	1,020
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/2167	2,500	2,478
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 12/29/2049	5,000	5,065
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 12/29/2049	500	517
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	4,600	4,715
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 12/31/2049 (C)	2,000	2,139
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/31/2049 (C)	2,500	2,505

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	83

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Depository Trust & Clearing
4.875%, VAR ICE LIBOR USD 3 Month+3.167%, 12/15/2167 (C)	$2,500	$2,494
Goldman Sachs Group
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 12/29/2049	1,000	1,008
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/31/2049	8,000	8,310
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 12/31/2049	1,500	1,461
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%, 12/31/2049	3,500	3,488
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 12/31/2049	3,900	4,288
6.221%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,505	1,512
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049	1,800	1,854
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049	1,200	1,222
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/29/2049	3,000	2,880
Lloyds Banking Group
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (C)	7,500	7,613
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2166	1,000	1,015
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 12/29/2049	500	496
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/29/2049	2,500	2,518
Nordea Bank MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%, 12/31/2049 (C)	5,000	4,881
5.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.563%, 09/23/2019	2,600	2,590
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 12/29/2049	1,000	965
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/2049	2,000	2,134
Progressive
5.375%, VAR ICE LIBOR USD 3 Month+2.539%, 12/31/2049	5,200	5,161

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rabobank Nederland
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	$10,000	$10,225
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 12/29/2049	200	213
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 12/29/2049	700	716
5.123%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	4,300	3,999
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 12/30/2049 (C)	1,800	1,899
Standard Chartered
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 07/30/2037 (C)	4,500	4,809
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2167 (C)	600	604
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	3,411	3,607

		150,989

Materials — 0.1%
AK Steel
6.375%, 10/15/2025	750	626

Utilities — 0.2%
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 12/15/2166 (C)	2,500	2,412

Total Corporate Obligations (Cost $155,912) ($ Thousands)		154,465

	Shares

PREFERRED STOCK — 7.9%

Consumer Discretionary — 0.3%
Dairy Farmers of America
7.875%*(C)	31,000	3,077

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	5,032	130

Financials — 7.2%
Allstate
6.625%	104,904	2,654

84	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
6.250%	22,789	$599
5.625%	85,308	2,220
Arch Capital Group
5.450%	13,693	317
Axis Capital Holdings
5.500%	73,743	1,729
Banco Santander
4.000%, VAR ICE LIBOR USD 3 Month+0.520%	9,299	208
Bank of America
6.625%	2,190	56
6.200%	30,000	779
Bank of New York Mellon
5.200%	38,519	953
BB&T
5.625%	133,597	3,364
5.200%	9,717	240
Capital One Financial
6.700%	27,109	703
6.250%	99,774	2,544
6.000%	8,014	203
Charles Schwab
6.000%	101,415	2,681
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,319
CoBank
6.250%, VAR ICE LIBOR USD 3 Month+4.557%	20,000	2,060
6.125%	20,000	2,016
Cullen
5.375%	29,651	777
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,284
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	64
6.300%	8,311	217
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	8,909
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	812
Huntington Bancshares
6.250%	120,000	3,073
5.875%	20,322	541
ING Groep
6.375%	45,086	1,156
6.125%	28,368	728
JPMorgan Chase
6.700%	38,315	958
6.125%	29,449	763

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	$106
M&T Bank
6.375%	3,165	3,177
MetLife
5.625%	29,780	750
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	115,042	3,226
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,456
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,146
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	2,763
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	33,461	787
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,810	2,115
Prudential
6.750%	53,172	1,437
6.500%	13,808	376
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%	2,600	70
RenaissanceRe Holdings
5.375%	88,684	2,044
State Street
6.000%	32,900	851
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	2,966
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	5,824	149
5.250%	72,463	1,802
Sterling Bancorp
6.500%	58,674	1,625
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,526
5.150%*	57,104	1,424
3.807%, VAR ICE LIBOR USD 3 Month+1.020%	500	394
3.500%, VAR ICE LIBOR USD 3 Month+0.600%	16,300	311
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	84,000	2,255
Webster Financial
5.250%	42,731	1,004

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	85

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Wells Fargo
7.500%*	2,068	$2,653
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,574
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	3,057
5.625%	5,000	125

		90,096

Utilities — 0.4%
Alabama Power
5.000%	10,000	249
Interstate Power & Light
5.100%	122,460	3,124
NSTAR Electric
4.780%	10,708	1,095
SCE Trust V
5.450%, VAR ICE LIBOR USD 3 Month+3.790%	3,498	81
Washington Gas Light
4.800%*	4,172	424

		4,973

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Total Preferred Stock (Cost $92,218) ($ Thousands)		$98,276

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 4.4%
United States Treasury Bills (D)
2.410%, 04/23/2019	$14,600	14,549
2.392%, 04/09/2019	27,600	27,528
2.390%, 04/04/2019	6,600	6,585
2.388%, 03/05/2019	900	900
2.380%, 04/11/2019	5,100	5,086

Total U.S. Treasury Obligations (Cost $54,678) ($ Thousands)		54,648

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	2,311,322	2,311

Total Cash Equivalent (Cost $2,311) ($ Thousands)		2,311

Total Investments in Securities — 98.9% (Cost $1,194,090) ($ Thousands)		$1,232,499

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
U.S. Long Treasury Bond	(19)	Jun-2019	$(2,756)	$(2,745)	$11

Percentages are based on Net Assets of $1,246,244 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2019.

†	Investment in Affiliated Security (see Note 4).

(A)	Security is in default on interest payment.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $219,622 ($ Thousands), representing 17.6% of the Net Assets of the Fund.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Security is escrowed to maturity.

(G)	Securities are held in connection with a letter of credit issued by a major bank.

86	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

COP— Certificate of Participation

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax Revenue Anticipation Note

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$922,799	$–	$922,799
Corporate Obligations	–	154,465	–	154,465
Preferred Stock	98,068	208	–	98,276
U.S. Treasury Obligations	–	54,648	–	54,648
Cash Equivalent	2,311	–	–	2,311

Total Investments in Securities	$100,379	$1,132,120	$–	$1,232,499

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$11	$–	$–	$11

Total Other Financial Instruments	$11	$–	$–	$11

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the year ended February 28, 2019 ($ Thousands):

Security Description	Value 8/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$8,057	$30,378	$(36,124)	$2,311	$70

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	87

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2019 (Unaudited)

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$2,024,610		$1,304,878
Affiliated investment, at value ††	1,899		—
Cash and cash equivalents	40		2,983
Dividends and interest receivable	22,308		9,142
Receivable for fund shares sold	1,434		1,037
Receivable for investment securities sold	—		1,500
Variation margin receivable on financial derivative instruments	—		—
Prepaid expenses	30		22
Total Assets	2,050,321		1,319,562
Liabilities:
Payable for investment securities purchased	12,252		18,978
Payable for fund shares redeemed	1,567		4,263
Investment advisory fees payable	559		360
Income distribution payable	421		211
Shareholder servicing fees payable	361		237
Administration fees payable	267		253
Chief Compliance Officer fees payable	4		3
Trustees’ fees payable	2		1
Accrued expense payable	265		175
Total Liabilities	15,698		24,481
Net Assets	$2,034,623		$1,295,081
† Cost of investments	$1,981,829		$1,304,617
†† Cost of affiliated investment	1,899		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,990,924		$1,299,196
Total distributable earnings/(loss)	43,699		(4,115)
Net Assets	$2,034,623		$1,295,081
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.58		$10.02
	($1,881,114,323 ÷ 162,509,193 shares	)	($1,230,897,409 ÷ 122,883,235 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.58		$10.01
	($153,509,142 ÷ 13,250,984 shares	)	($64,183,855 ÷ 6,409,850 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

88	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$350,259	$77,304	$119,116	$193,162	$172,773	$1,230,188
571	902	2,242	1,167	754	2,311
—	20	20	20	20	1,426
4,057	726	1,202	1,955	2,094	13,893
83	1	52	1	16	662
—	—	—	—	—	3,758
—	—	—	—	—	8
5	1	2	3	2	19
354,975	78,954	122,634	196,308	175,659	1,252,265

—	1,623	—	—	—	2,500
73	75	74	42	61	1,934
65	21	21	54	36	468
53	15	15	37	30	533
38	9	14	20	20	212
50	12	18	35	25	206
1	—	—	—	—	2
—	—	—	—	—	1
47	10	18	27	24	165
327	1,765	160	215	196	6,021
$354,648	$77,189	$122,474	$196,093	$175,463	$1,246,244
$343,368	$76,032	$116,730	$189,489	$169,735	$1,191,779
571	902	2,242	1,167	754	2,311

$347,553	$75,797	$120,067	$192,435	$172,346	$1,202,856
7,095	1,392	2,407	3,658	3,117	43,388
$354,648	$77,189	$122,474	$196,093	$175,463	$1,246,244
$10.74	$10.53	$10.40	$10.70	$10.75	$10.11
($331,333,020 ÷ 30,860,364 shares)	($76,155,035 ÷ 7,230,349 shares)	($121,752,747 ÷ 11,703,828 shares)	($177,596,601 ÷ 16,599,127 shares)	($174,702,070 ÷ 16,250,545 shares)	($1,116,966,888 ÷ 110,512,534 shares)
$10.73	$10.51	$10.40	$10.68	$10.75	$10.10
($23,315,420 ÷ 2,172,799 shares)	($1,034,132 ÷ 98,360 shares)	($721,264 ÷ 69,331 shares)	($18,495,914 ÷ 1,731,415 shares)	($760,957 ÷ 70,787 shares)	($129,277,254 ÷ 12,802,168 shares)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	89

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 28, 2019 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$ 31,800	$ 12,557
Dividend income	—	—
Income from Affiliated Investments*	44	—
Total Investment Income	31,844	12,557
Expenses:
Investment advisory fees	3,327	2,160
Shareholder servicing fees - Class F	2,394	1,571
Administration fees	1,953	1,309
Trustees’ fees	18	12
Chief Compliance Officer fees	5	3
Printing fees	89	58
Pricing fees	73	48
Professional fees	61	40
Custodian/Wire Agent fees	28	18
Registration fees	27	19
Other expenses	28	18
Total Expenses	8,003	5,256
Less, waiver of:
Investment advisory fees	(1,422)	(889)
Administration fees	(337)	(297)
Shareholder servicing fees - Class F	—	—
Net Expenses	6,244	4,070
Net Investment Income	25,600	8,487
Net Realized Gain/(Loss) on:
Investments	1,525	(515)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	15,122	2,882
Futures contracts	—	—
Net Increase in Net Assets Resulting from Operations	$ 42,247	$ 10,854

Amounts designated as “—” are $0 or have been rounded to $0.

* See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

90	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 4,144	$ 871	$ 1,574	$ 2,352	$ 2,179	$ 28,599
—	—	—	—	—	2,967
23	7	20	8	11	70
4,167	878	1,594	2,360	2,190	31,636

582	126	202	325	302	3,078
412	94	152	224	215	1,402
353	77	122	197	173	1,847
3	1	1	2	2	11
1	—	—	—	—	3
15	3	5	8	7	54
13	3	4	7	6	45
11	2	4	6	5	37
5	1	2	3	2	17
5	1	2	2	2	17
5	1	1	3	3	17
1,405	309	495	777	717	6,528

(168)	(28)	(63)	(102)	(74)	(844)
(27)	(3)	(4)	(6)	(13)	(504)
(165)	(38)	(61)	(90)	(86)	(11)
1,045	240	367	579	544	5,169
3,122	638	1,227	1,781	1,646	26,467

264	133	65	50	134	5,341

4,972	1,520	1,772	3,338	3,518	(24,610)
—	—	—	—	—	11
$ 8,358	$ 2,291	$ 3,064	$ 5,169	$ 5,298	$ 7,209

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	91

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2019 (Unaudited) and the year ended August 31, 2018

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2018 to 2/28/2019	9/1/2017 to 8/31/2018	9/1/2018 to 2/28/2019	9/1/2017 to 8/31/2018
Operations:
Net investment income	$25,600	$49,676	$8,487	$12,748
Net realized gain/(loss) on investments	1,525	2,240	(515)	(2,771)
Net change in unrealized appreciation/(depreciation) on investments	15,122	(53,248)	2,882	(3,381)
Net Increase/(Decrease) in Net Assets Resulting from Operations	42,247	(1,332)	10,854	6,596
Distributions:(1)
Class F	(25,657)	(47,356)	(8,123)	(12,183)
Class Y	(1,477)	(2,251)	(410)	(432)
Total Distributions	(27,134)	(49,607)	(8,533)	(12,615)
Capital Share Transactions: (2)
Class F:
Proceeds from shares issued	192,324	459,096	135,514	331,201
Reinvestment of dividends & distributions	23,012	42,288	6,925	10,304
Cost of shares redeemed	(339,110)	(296,550)	(214,747)	(359,975)
Net Increase/(Decrease) from Class F Transactions	(123,774)	204,834	(72,308)	(18,470)
Class Y:
Proceeds from shares issued	96,092	19,823	46,146	7,157
Reinvestment of dividends & distributions	1,222	1,845	317	364
Cost of shares redeemed	(23,202)	(21,922)	(20,700)	(6,219)
Net Increase/(Decrease) from Class Y Transactions	74,112	(254)	25,763	1,302
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(49,662)	204,580	(46,545)	(17,168)
Net Increase/(Decrease) in Net Assets	(34,549)	153,641	(44,224)	(23,187)
Net Assets:
Beginning of period	2,069,172	1,915,531	1,339,305	1,362,492
End of period (3)	$2,034,623	$2,069,172	$1,295,081	$1,339,305

(1) Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10).

(2)	See Note 8 in the Notes to Financial Statements.

(3) Includes undistributed (distributions in excess of) net investment income of $(7), $205, $44, $4, $3 and $10, respectively for the year ended August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

92	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2018 to 2/28/2019	9/1/2017 to 8/31/2018	9/1/2018 to 2/28/2019	9/1/2017 to 8/31/2018	9/1/2018 to 2/28/2019	9/1/2017 to 8/31/2018	9/1/2018 to 2/28/2019	9/1/2017 to 8/31/2018

$ 3,122	$6,240	$638	$1,272	$1,227	$2,380	$1,781	$3,581
264	785	133	230	65	20	50	283
4,972	(11,543)	1,520	(3,041)	1,772	(2,984)	3,338	(7,136)
8,358	(4,518)	2,291	(1,539)	3,064	(584)	5,169	(3,272)

(3,695)	(6,608)	(773)	(1,544)	(1,240)	(2,615)	(1,852)	(3,608)
(278)	(475)	(11)	(21)	(5)	(8)	(199)	(372)
(3,973)	(7,083)	(784)	(1,565)	(1,245)	(2,623)	(2,051)	(3,980)

26,368	74,412	5,525	16,300	17,481	24,419	10,743	32,452
3,288	5,814	672	1,349	1,144	2,406	1,670	3,257
(38,067)	(65,146)	(7,832)	(11,489)	(20,157)	(22,210)	(21,800)	(24,766)
(8,411)	15,080	(1,635)	6,160	(1,532)	4,615	(9,387)	10,943

1,422	3,734	1	207	493	51	1,055	2,675
264	456	8	16	4	7	120	236
(1,994)	(1,665)	(21)	(58)	(107)	(18)	(900)	(1,116)
(308)	2,525	(12)	165	390	40	275	1,795
(8,719)	17,605	(1,647)	6,325	(1,142)	4,655	(9,112)	12,738
(4,334)	6,004	(140)	3,221	677	1,448	(5,994)	5,486

358,982	352,978	77,329	74,108	121,797	120,349	202,087	196,601
$ 354,648	$358,982	$77,189	$77,329	$122,474	$121,797	$196,093	$202,087

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	93

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2019 (Unaudited) and the year ended August 31, 2018

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2018 to 2/28/2019	9/1/2017 to 8/31/2018	9/1/2018 to 2/28/2019	9/1/2017 to 8/31/2018
Operations:
Net investment income	$1,646	$3,078	$26,467	$50,917
Net realized gain on investments, futures contracts and swap contracts	134	225	5,341	4,550
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts	3,518	(5,655)	(24,599)	(21,840)
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,298	(2,352)	7,209	33,627
Distributions:(1)
Class F	(1,752)	(3,062)	(29,881)	(52,179)
Class Y	(8)	(11)	(3,074)	(4,176)
Total Distributions	(1,760)	(3,073)	(32,955)	(56,355)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	12,500	40,510	98,843	235,820
Reinvestment of dividends & distributions	1,576	2,780	26,310	46,001
Cost of shares redeemed	(15,245)	(24,318)	(151,851)	(201,484)
Net Increase/(Decrease) from Class F Transactions	(1,169)	18,972	(26,698)	80,337
Class Y:
Proceeds from shares issued	61	326	48,980	22,374
Reinvestment of dividends & distributions	8	11	2,428	3,512
Cost of shares redeemed	—	(1)	(13,868)	(10,566)
Net Increase from Class Y Transactions	69	336	37,540	15,320
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,100)	19,308	10,842	95,657
Net Increase/(Decrease) in Net Assets	2,438	13,883	(14,904)	72,929
Net Assets:
Beginning of period	173,025	159,412	1,261,148	1,188,219
End of period (3)	$175,463	$173,025	$1,246,244	$1,261,148

(1) Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10).

(2)	See Note 8 in the Notes to Financial Statements.

(3) Includes undistributed net investment income of $12 and $1,521, respectively for the year ended August 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

94	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2019 (Unaudited) and the years or period ended August 31, For a share outstanding throughout the years or period

													Ratio of
								Net					Expenses
			Net Realized					Asset					to Average		Ratio of Net
	Net Asset		and Unrealized		Dividends	Distributions	Total	Value,			Ratio of Net		Net Assets		Investment
	Value,	Net	Gains (Losses)	Total	from Net	from Net	Dividends	End		Net Assets	Expenses		(Excluding Fees		Income	Portfolio
	Beginning	Investment	on	from	Investment	Realized	and	of	Total	End of Period	to Average		Paid Indirectly		to Average	Turnover
	of Period	Income*	Investments*	Operations	Income	Gains	Distributions	Period	Return†	($ Thousands)	Net Assets‡		and Waivers)		Net Assets	Rate†

Intermediate-Term Municipal Fund
Class F
2019††	$11.49	$0.14	$0.10	$0.24	$(0.14)	$(0.01)	$(0.15)	$11.58	2.13%	$1,881,114	0.63%		0.81%		2.53%	10%
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)	11.49	(0.10)	1,990,956	0.63		0.81		2.48	17
2017	12.01	0.28	(0.22)	0.06	(0.28)	—	(0.28)	11.79	0.59	1,834,913	0.63		0.83		2.43	12
2016	11.62	0.29	0.39	0.68	(0.29)	—	(0.29)	12.01	5.92	1,625,099	0.64	(1)	0.86	(1)	2.46	15
2015	11.72	0.29	(0.10)	0.19	(0.29)	—	(0.29)	11.62	1.67	1,483,982	0.63		0.85		2.52	10
2014	11.16	0.31	0.56	0.87	(0.31)	—	(0.31)	11.72	7.88	1,320,144	0.63		0.85		2.70	13
Class Y
2019††	$11.49	$0.16	$0.10	$0.26	$(0.16)	$(0.01)	$(0.17)	$11.58	2.25%	$153,509	0.38%		0.56%		2.78%	10%
2018	11.80	0.32	(0.31)	0.01	(0.32)	—	(0.32)	11.49	0.07	78,216	0.38		0.56		2.72	17
2017	12.01	0.31	(0.21)	0.10	(0.31)	—^	(0.31)	11.80	0.92	80,618	0.38		0.58		2.70	12
2016	11.62	0.32	0.39	0.71	(0.32)	—	(0.32)	12.01	6.18	26,942	0.39	(1)	0.61	(1)	2.67	15
2015(2)	11.67	0.11	(0.06)	0.05	(0.10)	—	(0.10)	11.62	0.45	20	0.38		0.60		2.85	10
Short Duration Municipal Fund
Class F
2019††	$10.00	$0.06	$0.02	$0.08	$(0.06)	$—	$(0.06)	$10.02	0.84%	$1,230,897	0.63%		0.81%		1.31%	27%
2018	10.04	0.09	(0.04)	0.05	(0.09)	—	(0.09)	10.00	0.52	1,301,016	0.63		0.82		0.93	67
2017	10.05	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.04	0.47	1,325,339	0.63		0.83		0.57	69
2016	10.04	0.04	0.01	0.05	(0.04)	—	(0.04)	10.05	0.47	1,546,295	0.64	(1)	0.87	(1)	0.38	49
2015	10.05	0.03	(0.01)	0.02	(0.03)	—	(0.03)	10.04	0.16	1,383,170	0.63		0.85		0.26	37
2014	10.02	0.05	0.03	0.08	(0.05)	—	(0.05)	10.05	0.85	1,140,679	0.63		0.85		0.54	42
Class Y
2019††	$10.00	$0.08	$0.01	$0.09	$(0.08)	$—	$(0.08)	$10.01	0.87%	$64,184	0.38%		0.56%		1.57%	27%
2018	10.04	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.00	0.77	38,289	0.38		0.57		1.18	67
2017	10.05	0.08	(0.01)	0.07	(0.08)	—	(0.08)	10.04	0.72	37,153	0.38		0.58		0.83	69
2016	10.04	0.07	—	0.07	(0.06)	—	(0.06)	10.05	0.74	28,863	0.39	(1)	0.62	(1)	0.67	49
2015(2)	10.04	0.02	(0.01)	0.01	(0.01)	—	(0.01)	10.04	0.11	20	0.38		0.52		0.52	37
California Municipal Bond Fund
Class F
2019††	$10.60	$0.09	$0.16	$0.25	$(0.09)	$(0.02)	$(0.11)	$10.74	2.45%	$331,333	0.60%		0.81%		1.76%	8%
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60		0.81		1.73	19
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60		0.83		1.75	12
2016	10.84	0.21	0.33	0.54	(0.21)	(0.05)	(0.26)	11.12	5.07	288,076	0.61	(1)	0.86	(1)	1.90	13
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60		0.85		2.14	13
2014	10.47	0.25	0.51	0.76	(0.25)	(0.06)	(0.31)	10.92	7.37	254,068	0.60		0.85		2.30	7
Class Y
2019^††	$10.60	$0.10	$0.15	$0.25	$(0.10)	$(0.02)	$(0.12)	$10.73	2.43%	$23,315	0.45%		0.56%		1.91%	8%
2018	10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45		0.56		1.88	19
2017	11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45		0.58		1.90	12
2016^^	10.93	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	11.12	3.94	19,120	0.46	(1)	0.61	(1)	2.00	13
Massachusetts Municipal Bond Fund
Class F
2019††	$10.33	$0.09	$0.22	$0.31	$(0.09)	$(0.02)	$(0.11)	$10.53	2.97%	$76,155	0.63%		0.81%		1.66%	7%
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63		0.82		1.66	13
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63		0.83		1.70	15
2016	10.70	0.20	0.38	0.58	(0.20)	(0.10)	(0.30)	10.98	5.43	62,023	0.64	(1)	0.86	(1)	1.82	9
2015	10.78	0.21	(0.08)	0.13	(0.21)	—	(0.21)	10.70	1.27	56,768	0.63		0.85		1.98	16
2014	10.34	0.24	0.49	0.73	(0.24)	(0.05)	(0.29)	10.78	7.16	51,394	0.63		0.85		2.31	7
Class Y
2019††	$10.31	$0.09	$0.22	$0.31	$(0.09)	$(0.02)	$(0.11)	$10.51	3.05%	$1,034	0.48%		0.56%		1.82%	7%
2018	10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48		0.57		1.81	13
2017	10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48		0.58		1.91	15
2016^^	10.80	0.18	0.27	0.45	(0.18)	(0.10)	(0.28)	10.97	4.22	28	0.49	(1)	0.61	(1)	1.94	9

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	95

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2019 (Unaudited) and the years or period ended August 31, For a share outstanding throughout the years or period

													Ratio of
								Net					Expenses
			Net Realized					Asset					to Average		Ratio of Net
	Net Asset		and Unrealized		Dividends	Distributions	Total	Value,			Ratio of Net		Net Assets		Investment
	Value,	Net	Gains (Losses)	Total	from Net	from Net	Dividends	End		Net Assets	Expenses		(Excluding Fees		Income	Portfolio
	Beginning	Investment	on	from	Investment	Realized	and	of	Total	End of Period	to Average		Paid Indirectly		to Average	Turnover
	of Period	Income*	Investments*	Operations	Income	Gains	Distributions	Period	Return†	($ Thousands)	Net Assets‡		and Waivers)		Net Assets	Rate†

New Jersey Municipal Bond Fund
Class F
2019††	$10.25	$0.10	$0.15	$0.25	$(0.10)	$—	$(0.10)	$10.40	2.49%	$121,753	0.60%		0.81%		2.01%	10%
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60		0.81		1.97	10
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60		0.83		2.03	13
2016	10.37	0.22	0.34	0.56	(0.22)	(0.03)	(0.25)	10.68	5.48	110,599	0.60	(1)	0.86	(1)	2.12	8
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60		0.85		2.17	15
2014	10.32	0.24	0.26	0.50	(0.24)	(0.01)	(0.25)	10.57	4.93	97,012	0.60		0.85		2.33	8
Class Y
2019††	$10.25	$0.11	$0.15	$0.26	$(0.11)	$—	$(0.11)	$10.40	2.57%	$721	0.45%		0.56%		2.16%	10%
2018	10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45		0.56		2.12	10
2017	10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45		0.58		2.18	13
2016^^	10.45	0.20	0.25	0.45	(0.19)	(0.03)	(0.22)	10.68	4.38	20	0.45	(1)	0.61	(1)	2.22	8
New York Municipal Bond Fund
Class F
2019††	$10.53	$0.09	$0.19	$0.28	$(0.10)	$(0.01)	$(0.11)	$10.70	2.66%	$177,597	0.60%		0.81%		1.79%	4%
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60		0.82		1.78	15
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60		0.83		1.71	9
2016	10.75	0.19	0.35	0.54	(0.19)	(0.03)	(0.22)	11.07	5.09	178,083	0.60	(1)	0.86	(1)	1.73	15
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60		0.85		1.91	17
2014	10.48	0.22	0.38	0.60	(0.22)	(0.03)	(0.25)	10.83	5.80	149,940	0.60		0.85		2.11	10
Class Y
2019††	$10.51	$0.10	$0.18	$0.28	$(0.10)	$(0.01)	$(0.11)	$10.68	2.74%	$18,496	0.45%		0.56%		1.95%	4%
2018	10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45		0.57		1.93	15
2017	11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45		0.58		1.98	9
2016^^	10.84	0.17	0.24	0.41	(0.17)	(0.03)	(0.20)	11.05	3.89	50	0.45	(1)	0.61	(1)	1.86	15
Pennsylvania Municipal Bond Fund
Class F
2019††	$10.54	$0.10	$0.22	$0.32	$(0.10)	$(0.01)	$(0.11)	$10.75	3.03%	$174,702	0.63%		0.83%		1.91%	5%
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	—	(0.20)	10.54	(1.41)	172,348	0.63		0.83		1.85	14
2017	10.99	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.89	0.93	158,784	0.63		0.84		1.84	14
2016	10.70	0.22	0.28	0.50	(0.21)	—	(0.21)	10.99	4.75	128,744	0.63	(1)	0.84	(1)	1.98	19
2015	10.73	0.22	(0.03)	0.19	(0.22)	—	(0.22)	10.70	1.77	107,636	0.63		0.83		2.04	19
2014	10.45	0.23	0.28	0.51	(0.23)	—	(0.23)	10.73	4.94	101,802	0.63		0.83		2.18	6
Class Y
2019††	$10.53	$0.11	$0.23	$0.34	$(0.11)	$(0.01)	$(0.12)	$10.75	3.20%	$761	0.48%		0.58%		2.06%	5%
2018	10.89	0.21	(0.36)	(0.15)	(0.21)	—	(0.21)	10.53	(1.36)	677	0.48		0.58		2.01	14
2017	10.99	0.22	(0.11)	0.11	(0.21)	—	(0.21)	10.89	1.08	358	0.48		0.59		2.04	14
2016^^	10.79	0.19	0.20	0.39	(0.19)	—	(0.19)	10.99	3.64	20	0.48	(1)	0.59	(1)	2.11	19
Tax-Advantaged Income Fund
Class F
2019††	$10.32	$0.22	$(0.16)	$0.06	$(0.21)	$(0.06)	$(0.27)	$10.11	0.59%	$1,116,967	0.86%		1.08%		4.41%	21%
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86		1.09		4.14	41
2017	10.70	0.44	(0.20)	0.24	(0.43)	—	(0.43)	10.51	2.37	1,108,396	0.86		1.09		4.22	52
2016	10.01	0.41	0.68	1.09	(0.40)	—	(0.40)	10.70	11.12	1,195,269	0.87	(1)	1.09	(1)	3.93	24
2015	10.07	0.40	(0.08)	0.32	(0.38)	—	(0.38)	10.01	3.23	973,359	0.86		1.08		3.99	22
2014	9.31	0.39	0.78	1.17	(0.38)	(0.03)	(0.41)	10.07	12.78	783,176	0.86		1.13		4.04	28
Class Y
2019††	$10.31	$0.23	$(0.16)	$0.07	$(0.22)	$(0.06)	$(0.28)	$10.10	0.71%	$129,277	0.61%		0.83%		4.68%	21%
2018	10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61		0.84		4.39	41
2017	10.69	0.46	(0.20)	0.26	(0.45)	—	(0.45)	10.50	2.63	79,823	0.61		0.84		4.47	52
2016	10.00	0.44	0.68	1.12	(0.43)	—	(0.43)	10.69	11.40	43,599	0.62	(1)	0.84	(1)	4.18	24
2015(2)	10.14	0.17	(0.17)	—	(0.14)	—	(0.14)	10.00	(0.05)	8,986	0.61		1.33		4.94	22

*	Per share calculations were performed using average shares.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	For the six month period ended February 28, 2019. All ratios for the period have been annualized.

96	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2019 (Unaudited) and the years or period ended August 31, For a share outstanding throughout the years or period

‡

The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4.

^	Amount represents less than $0.01 per share.

^^	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.

(1)	The expense ratio includes proxy expenses outside the cap.

(2)	Class Y commenced operations on May 1, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	97

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2019

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Funds are registered to offer up to two classes of shares: Class F and Class Y. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the

98	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (the “Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	99

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2019

the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2019, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2019, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of February 28, 2019, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid

100	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At February 28, 2019, the Funds did not own any swap agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Funds may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE CONTRACTS

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	101

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2019

The following table discloses the volume of the Tax-Advantaged Income Fund’s futures contracts and swap activity during the period ended February 28, 2019 ($ Thousands):

Tax-Advantaged Income Fund
Futures Contracts:
Interest Contracts
Average Notional Balance Short	$3,168

Swaps:
Credit Contracts
Average Notional Balance Long	9,600
Average Notional Balance Short	9,600

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

102	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

Short Duration Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

California Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Massachusetts Municipal Bond Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.48%

New Jersey Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

New York Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Pennsylvania Municipal Bond Fund

Class F	0.35%	0.25%	0.63%

Class Y	0.35%	0.00%	0.48%

Tax-Advantaged Income Fund

Class F	0.50%	0.25%	0.86%

Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of	Next $500 Million of	Next $500 Million of	Next $500 Million of
	Assets	Assets	Assets	Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of February 28, 2019, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust Mellon Investments Corporation

Short Duration Municipal Fund

Neuberger Berman Investment Advisers LLC

Wells Capital Management, Inc.

Western Asset Management Company

Investment Sub-Adviser

California Municipal Bond Fund

Mellon Investments Corporation

Massachusetts Municipal Bond Fund

Mellon Investments Corporation

New Jersey Municipal Bond Fund

Mellon Investments Corporation

New York Municipal Bond Fund

Mellon Investments Corporation

Pennsylvania Municipal Bond Fund

Mellon Investments Corporation

Tax-Advantaged Income Fund

Pacific Investment Management Company, LLC

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	103

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2019

Investment Sub-Adviser

Spectrum Asset Management, Inc.

Wells Capital Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 28, 2019, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2019 and for the period then ended, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the period ended February 28, 2019, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund

Purchases	$—	$195,877	$195,877

Sales	—	248,316	248,316
Short Duration Municipal Fund

Purchases	—	274,280	274,280

Sales	—	317,683	317,683
California Municipal Bond Fund

Purchases	—	27,977	27,977

Sales	—	35,763	35,763
Massachusetts Municipal Bond Fund

Purchases	—	5,396	5,396

Sales	—	6,104	6,104
New Jersey Municipal Bond Fund

Purchases	—	12,235	12,235

Sales	—	14,605	14,605
New York Municipal Bond Fund

Purchases	—	7,378	7,378

Sales	—	17,655	17,655
Pennsylvania Municipal Bond Fund

Purchases	—	8,225	8,225

Sales	—	9,256	9,256
Tax-Advantaged Income Fund

Purchases	—	229,029	229,029

Sales	—	224,901	224,901

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment

104	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
		($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Intermediate-Term Municipal Fund	2018	$ 47,224	$ 2,383	$ —	$ 49,607
	2017	41,656	2,625	—	44,281
Short Duration Municipal Fund	2018	12,253	362	—	12,615
	2017	7,671	367	—	8,038
California Municipal Bond Fund	2018	6,212	28	843	7,083
	2017	5,768	9	1,027	6,804
Massachusetts Municipal Bond Fund	2018	1,263	11	291	1,565
	2017	1,176	2	373	1,551
New Jersey Municipal Bond Fund	2018	2,361	19	243	2,623
	2017	2,340	21	66	2,427
New York Municipal Bond Fund	2018	3,550	80	350	3,980
	2017	3,229	9	492	3,730
Pennsylvania Municipal Bond Fund	2018	3,052	21	—	3,073
	2017	2,690	7	—	2,697
Tax-Advantaged Income Fund	2018	34,079	15,250	7,026	56,355
	2017	31,455	15,933	—	47,388

As of August 31, 2018 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($Thousands)
Intermediate-Term Municipal Fund	$4,386	$—	$931	$—	$—	$27,743	$(4,474)	$28,586
Short Duration Municipal Fund	1,349	—	—	(1,218)	(2,804)	(2,468)	(1,295)	(6,436)
California Municipal Bond Fund	578	—	748	—	—	1,932	(548)	2,710
Massachusetts Municipal Bond Fund	116	—	129	—	—	(248)	(112)	(115)
New Jersey Municipal Bond Fund	217	—	—	—	(31)	614	(212)	588
New York Municipal Bond Fund	334	—	195	—	—	335	(324)	540
Pennsylvania Municipal Bond Fund	290	—	46	—	—	(480)	(277)	(421)
Tax-Advantaged Income Fund	3,680	—	4,754	—	—	65,302	(4,602)	69,134

Post-October losses represent losses realized on investment transactions from November 1, 2017 through August 31, 2018, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2019

During the year ended August 31, 2018, the following Funds utilized capital loss carryforwards to offset realized capital gains:

	Short-Term ($ Thousands)	Long-Term ($Thousands)	Total Capital Loss Carryforwards 8/31/2018 ($ Thousands)
Intermediate-Term Municipal Fund	$1,330	$—	$1,330
Short Duration Municipal Fund	–	55	55
Pennsylvania Municipal Bond Fund	179	—	179

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2018* ($ Thousands)
Short Duration Municipal Fund	$257	$961	$1,218

*    This table should be used in conjunction with the capital loss carryforwards table.

At February 28, 2019, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$ 1,983,728	$ 48,146	$ (5,365)	$ 42,781
Short Duration Municipal Fund	1,304,617	2,498	(2,237)	261
California Municipal Bond Fund	343,939	7,352	(461)	6,891
Massachusetts Municipal Bond Fund	76,934	1,492	(220)	1,272
New Jersey Municipal Bond Fund	118,972	2,453	(67)	2,386
New York Municipal Bond Fund	190,656	3,958	(285)	3,673
Pennsylvania Municipal Bond Fund	170,489	3,343	(305)	3,038
Tax-Advantaged Income Fund	1,194,090	58,027	(19,618)	38,409

7. CONCENTRATIONS/RISK

Municipal Securities Risk - Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Fixed Income Market Risk - The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as

106	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these

Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk - The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk - The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk - Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Call Risk - Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2019

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk - Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk - The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk - Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk - The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Convertible and Preferred Securities Risk - Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk - When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk - Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

108	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

8. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/18 to 02/28/19	09/01/17 to 08/31/18	09/01/18 to 02/28/19	09/01/17 to 08/31/18	09/01/18 to 02/28/19	09/01/17 to 08/31/18
Shares Issued and Redeemed:
Class F:
Shares Issued	16,825	39,671	13,570	33,124	2,499	6,970
Shares Issued in Lieu of Dividends and Distributions	2,013	3,663	693	1,031	311	546
Redeemed	(29,675)	(25,660)	(21,503)	(36,002)	(3,607)	(6,120)
Total Class F Transactions	(10,837)	17,674	(7,240)	(1,847)	(797)	1,396
Class Y:
Shares Issued	8,382	1,709	4,623	716	135	351
Shares Issued in Lieu of Dividends and Distributions	106	160	32	36	25	43
Redeemed	(2,042)	(1,897)	(2,075)	(622)	(189)	(156)
Total Class Y Transactions	6,446	(28)	2,580	130	(29)	238
Increase (Decrease) in Share Transactions	(4,391)	17,646	(4,660)	(1,717)	(826)	1,634

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/18 to 02/28/19	09/01/17 to 08/31/18	09/01/18 to 02/28/19	09/01/17 to 08/31/18	09/01/18 to 02/28/19	09/01/17 to 08/31/18
Shares Issued and Redeemed:
Class F:
Shares Issued	538	1,561	1,705	2,364	1,022	3,054
Shares Issued in Lieu of Dividends and Distributions	83	130	112	234	159	307
Redeemed	(778)	(1,107)	(1,962)	(2,151)	(2,073)	(2,334)
Total Class F Transactions	(157)	584	(145)	447	(892)	1,027
Class Y:
Shares Issued	—	20	48	5	100	252
Shares Issued in Lieu of Dividends and Distributions	1	2	—	1	11	22
Redeemed	(3)	(6)	(10)	(2)	(86)	(105)
Total Class Y Transactions	(2)	16	38	4	25	169
Increase (Decrease) in Share Transactions	(159)	600	(107)	451	(867)	1,196

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/18 to 02/28/19	09/01/17 to 08/31/18	09/01/18 to 02/28/19	09/01/17 to 08/31/18
Shares Issued and Redeemed:
Class F:
Shares Issued	1,189	3,810	9,792	22,825
Shares Issued in Lieu of Dividends and Distributions	149	263	2,616	4,454
Redeemed	(1,447)	(2,292)	(15,079)	(19,523)
Total Class F Transactions	(109)	1,781	(2,671)	7,756
Class Y:
Shares Issued	6	30	4,861	2,166
Shares Issued in Lieu of Dividends and Distributions	1	1	242	341
Redeemed	—	—	(1,382)	(1,024)
Total Class Y Transactions	7	31	3,721	1,483
Increase (Decrease) in Share Transactions	(102)	1,812	1,050	9,239

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

February 28, 2019

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2019, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund

Class F	94.58%

Class Y	79.51%

Short Duration Municipal Fund

Class F	96.72%

Class Y	65.43%

California Municipal Bond Fund

Class F	97.07%

Class Y	99.75%

Massachusetts Municipal Bond Fund

Class F	98.81%

Class Y	98.12%

New Jersey Municipal Bond Fund

Class F	96.32%

Class Y	44.59%

New York Municipal Bond Fund

Class F	98.31%

Class Y	99.64%

Pennsylvania Municipal Bond Fund

Class F	94.86%

Class Y	53.51%

Tax-Advantaged Income Fund

Class F	95.49%

Class Y	88.79%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

110	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

	Net Investment Income ($ Thousands)	Net Realized Gain ($ Thousands)	Total ($ Thousands)
California Municipal Bond Fund
Class F	$ 5,816	$ 792	$ 6,608
Class Y	424	51	475
Massachusetts Municipal Bond Fund
Class F	1,256	288	1,544
Class Y	18	3	21
New Jersey Municipal Bond Fund
Class F	2,373	242	2,615
Class Y	7	1	8
New York Municipal Bond Fund
Class F	3,244	364	3,608
Class Y	337	35	372
Tax-Advantaged Income Fund
Class F	45,634	6,545	52,179
Class Y	3,695	481	4,176

11.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12.	SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/ or adjustments were required to the financial statements as of February 28, 2019.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	111

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 28, 2019

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2018 to February 28, 2019).

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return

Class F	$1,000.00	$1,021.30	0.63%	$3.16

Class Y	1,000.00	1,022.50	0.38	1.91
Hypothetical 5% Return

Class F	$1,000.00	$1,021.70	0.63%	$3.16

Class Y	1,000.00	1,022.90	0.38	1.91
Short Duration Municipal Fund
Actual Fund Return

Class F	$1,000.00	$1,008.40	0.63%	$3.14

Class Y	1,000.00	1,008.70	0.38	1.89
Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.91	0.38	1.91
California Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,024.50	0.60%	$3.01

Class Y	1,000.00	1,024.30	0.45	2.26
Hypothetical 5% Return

Class F	$1,000.00	$1,021.80	0.60%	$3.01

Class Y	1,000.00	1,022.60	0.45	2.26

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,029.70	0.63%	$3.17

Class Y	1,000.00	1,030.50	0.48	2.42
Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.41	0.48	2.41
New Jersey Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,024.90	0.60%	$3.01

Class Y	1,000.00	1,025.70	0.45	2.26
Hypothetical 5% Return

Class F	$1,000.00	$1,021.80	0.60%	$3.01

Class Y	1,000.00	1,022.60	0.45	2.26
New York Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,026.60	0.60%	$3.01

Class Y	1,000.00	1,027.40	0.45	2.26
Hypothetical 5% Return

Class F	$1,000.00	$1,021.82	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26

112	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,030.30	0.63%	$3.17

Class Y	1,000.00	1,032.00	0.48	2.42
Hypothetical 5% Return

Class F	$1,000.00	$1,021.70	0.63%	$3.16

Class Y	1,000.00	1,022.40	0.48	2.41

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Advantaged Income Fund
Actual Fund Return

Class F	$1,000.00	$1,005.90	0.86%	$4.28

Class Y	1,000.00	1,007.10	0.61	3.04
Hypothetical 5% Return

Class F	$1,000.00	$1,020.53	0.86%	$4.31

Class Y	1,000.00	1,021.77	0.61	3.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2019	113

SEI TAX EXEMPT TRUST / SEMI-ANNUAL REPORT / FEBRUARY 28, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-090 (2/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund, the California Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Tax-Advantaged Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report. (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: May 7, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer,
Controller & CFO

Date: May 7, 2019